                                                               February 29, 2000

                               Evergreen Select

                              Money Market Funds

                                 Annual Report


                         [LOGO OF EVERGREEN FUNDS(SM)]

--------------------------------------------------------------------------------
                               Table of Contents
--------------------------------------------------------------------------------


Letter to Shareholders ...............................    1

Fund at a Glance
   Evergreen Select Money Market Fund ................    2
   Evergreen Select Municipal Money
      Market Fund ....................................    3
   Evergreen Select Treasury Money
      Market Fund ....................................    4
   Evergreen Select U.S. Government
      Money Market Fund ..............................    5
   Evergreen Select 100% Treasury Money
      Market Fund ....................................    6

Financial Highlights
   Evergreen Select Money Market Fund ................    7
   Evergreen Select Municipal Money
      Market Fund ....................................    8
   Evergreen Select Treasury Money
      Market Fund ....................................    9
   Evergreen Select U.S. Government
      Money Market Fund ..............................   10
   Evergreen Select 100% Treasury Money
      Market Fund ....................................   11

Schedule of Investments
   Evergreen Select Money Market Fund ................   12
   Evergreen Select Municipal Money
      Market Fund ....................................   15
   Evergreen Select Treasury Money
      Market Fund ....................................   22
   Evergreen Select U.S. Government
      Money Market Fund ..............................   24
   Evergreen Select 100% Treasury Money
      Market Fund ....................................   25

Combined Notes to Schedules
of Investments .......................................   26

Statements of Assets and Liabilities .................   27

Statements of Operations .............................   28

Statements of Changes in Net Assets ..................   29

Combined Notes to Financial
Statements ...........................................   31

Independent Auditors' Report .........................   38

Additional Information ...............................   39


--------------------------------------------------------------------------------
                                 Evergreen Funds
--------------------------------------------------------------------------------

Evergreen Funds is one of the nation's fastest growing investment companies with approximately $80 billion in assets under management.

With over 80 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broad range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to Evergreen Funds to provide a distinctive level of service and excellence in investment management.


This annual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.



Mutual Funds: ARE NOT FDIC INSURED     May lose value . Not bank guaranteed

                          Evergreen Distributor, Inc.
 Evergreen Funds(SM) is a service mark of Evergreen Investment Services, Inc.

                             Letter to Shareholders
                             ----------------------
                                   April 2000

Dear Evergreen Shareholders,

We are pleased to provide the Evergreen Select Money Market Funds annual report, which covers the fiscal year ended February 29, 2000.

                                    [PHOTO]

                                William M. Ennis

                                    [PHOTO]

                                  Dennis Ferro

Continued Strength in the Domestic Economy

During 1999, a handful of large capitalization growth stocks, technology stocks in particular, dominated market performance. During the second quarter, participation broadened to include both value stocks and small company stocks; two areas which had disappointed investors for several years. The recent growth in these areas may be a sign that the record bull market is repositioning itself to continue.

The stock market's dramatic movement during the past year has occurred despite continuing concern about rising interest rates and a Federal Reserve policy that appears focused on containing the high rate of economic expansion. It is this combination of stretched valuations and rising interest rates that had us entering a new year with a tone of caution and greater focus on risk management in portfolio structuring.

Despite any short-term turbulence in the domestic and global marketplace, we believe the long-term fundamentals--historically low inflation, a resurgence of productivity as a result of the high-tech revolution, and the globalization of economies and financial markets--are well-positioned to drive the markets in the years and decades ahead.


Website Enhancements

Please visit our enhanced website, evergreen-funds.com, for more information about Evergreen Funds. The site offers an array of helpful information including 1999 tax information, an investment education center, interactive calculators to assist your investment planning and general information about Evergreen Funds.

We believe that sound investing is about taking steps to meet your long-term financial needs and goals. We remind you to take advantage of your financial advisor's expertise to develop and refine a financial plan that will enable you to meet your objectives. Evergreen Funds offers a broad mix of stock, bond and money market funds that should make it simple for you to choose the most appropriate for your portfolio.

Thank you for your continued investment in Evergreen Funds.

Sincerely,


/s/ William M. Ennis
William M. Ennis
President and CEO
Evergreen Investment Company, Inc.


/s/ Dennis H. Ferro
Dennis Ferro
Chief Investment Officer
First Union National Bank
Capital Management Group

                                   EVERGREEN
                           Select Money Market Fund

                    Fund at a Glance as of February 29, 2000

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
                     (based on 2/29/2000 portfolio assets)

                                    [GRAPH]

Commercial Paper -- 58.5%
Corp. Notes/Bonds -- 33.4%
Funding Agreements -- 2.8%
Municipals -- 2.3%
Certificates of Deposit -- 1.6%
Mutual Fund Shares -- 0.6%
Yankee Obligations -- 0.6%
Repurchase Agreements -- 0.2%

                                    Portfolio
                                   Management
                               ------------------

                                    [PHOTO]

                                  Kellie Allen
                                     Tenure:
                                  November 1996

                                    [PHOTO]

                                 Bryan K. White
                                     Tenure:
                                  November 1996

--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS1
--------------------------------------------------------------------------------
                                       Institutional    Lipper
                         Institutional    Service    Institutional    90-Day
Portfolio Inception Date:   Shares        Shares     Money Markets   Treasury
  11/19/1996               (Class I)    (Class IS)      Average        Bill
Class Inception Date      11/19/1996    11/26/1996
Average Annual Total
  Returns
1 year                       5.39%         5.13%          5.07%        4.92%
3 years                      5.54%         5.27%          5.25%        4.96%
Since Portfolio Inception    5.56%         5.30%          5.22%        4.98%
7-day annualized yield       5.87%         5.62%           n/a          n/a
30-day annualized yield      5.80%         5.55%           n/a          n/a
12-month distributions
  per share                 $0.053       $0.050            n/a          n/a

--------------------------------------------------------------------------------
                             ANNUALIZED 7-DAY YIELD
--------------------------------------------------------------------------------

                                    [GRAPH]

                                   Class IS        Class I
                                    Shares         Shares

                      31-Mar         4.65            4.90
                      30-Apr         4.64            4.89
                      31-May         4.59            4.84
                      30-Jun         4.70            4.96
                      31-Jul         4.81            5.06
                      31-Aug         4.91            5.17
                      30-Sep         5.03            5.28
                      31-Oct         5.11            5.36
                      30-Nov         5.33            5.58
                      31-Dec         5.47            5.72
                      31-Jan         5.42            5.66
                      29-Feb         5.62            5.87


                        Total Net Assets: $6,547,657,595
                        Average Maturity:  72 Days


1Returns reflect expense limits previously in effect, without which returns would have been lower. The Fund incurs 12b-1 expenses of 0.25% for Class IS shares. Class I Shares pay no 12b-1 fees.

 Past performance is not indicative of future results. Investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

 U.S. government guarantees apply only to the underlying securities of the Fund's portfolio and not to the Fund's shares.

 An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                                   EVERGREEN
                      Select Municipal Money Market Fund

                   Fund at a Glance as of February 29, 2000

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
                      (based on 2/29/2000 portfolio assets)

                                    [GRAPH]

VRDNs -- 80.7%
Put Bonds -- 11.7%
Commercial Paper -- 4.0%
Notes & Bonds -- 2.4%
Mutual Fund Shares -- 1.2%

                                   Portfolio
                                  Management
                               -----------------

                                    [PHOTO]

                                Steven C. Shachat
                                Tenure: May 1998

--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS1
--------------------------------------------------------------------------------
                                                          Lipper
                                        Institutional  Institutional
                         Institutional     Service       Tax Exempt    90-Day
Portfolio Inception         Shares         Shares      Money Markets  Treasury
Date: 11/20/1996           (Class I)     (Class IS)      Average        Bill
  Class Inception Date    11/20/1996     11/25/1996
Average Annual Total
  Returns
1 year                       3.51%          3.26%          3.06%       4.92%
3 years                      3.57%          3.31%          3.17%       4.96%
Since Portfolio Inception    3.57%          3.31%          3.17%       4.98%
7-day annualized yield       3.95%          3.70%           n/a         n/a
30-day annualized yield      3.66%          3.41%           n/a         n/a
12-month distributions
  per share                 $0.035         $0.032           n/a         n/a

--------------------------------------------------------------------------------
                             ANNUALIZED 7-DAY YIELD
--------------------------------------------------------------------------------

                                    [GRAPH]

                                 Class IS        Class I
                                  Shares         Shares

                    31-Mar         2.90           3.15
                    30-Apr         3.40           3.65
                    31-May         3.10           3.35
                    30-Jun         3.46           3.71
                    31-Jul         2.97           3.22
                    31-Aug         3.03           3.28
                    30-Sep         3.54           3.79
                    31-Oct         3.22           3.47
                    30-Nov         3.61           3.86
                    31-Dec         4.53           4.78
                    31-Jan         3.18           3.43
                    29-Feb         3.70           3.95


                        Total Net Assets: $1,066,162,985
                        Average Maturity:  17 days


1Returns reflect expense limits previously in effect, without which returns would have been lower. The Fund incurs 12b-1 expenses of 0.25% for Class IS shares. Class I Shares pay no 12b-1 fees.

 Past performance is not indicative of future results. Investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

 U.S. government guarantees apply only to the underlying securities of the Fund's portfolio and not to the Fund's shares.

 An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's yield will fluctuate, and there can be no guarantee that the Fund will achieve its objective or any particular tax-exempt yield. Income may be subject to Federal Alternative Minimum Tax. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                                   EVERGREEN
                       Select Treasury Money Market Fund

                    Fund at a Glance as of February 29, 2000

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
                      (based on 2/29/2000 portfolio assets)

                                    [GRAPH]

Repurchase Agreements -- 77.7%
U.S. Treasury Notes -- 21.9%
Mutual Fund Shares -- 0.4%

                                    Portfolio
                                   Management
                               ------------------

                                    [PHOTO]

                                  Kellie Allen
                                     Tenure:
                                  November 1996

                                    [PHOTO]

                                 Bryan K. White
                                     Tenure:
                                  November 1996

--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS1
--------------------------------------------------------------------------------
                                                          Lipper
                                        Institutional  Institutional
                         Institutional     Service     U.S. Treasury   90-Day
Portfolio Inception         Shares          Shares     Money Markets  Treasury
  Date: 11/20/1996         (Class I)      (Class IS)     Average        Bill

Class Inception Date      11/20/1996      11/27/1996
Average Annual Total
  Returns
1 year                       5.05%           4.79%         4.70%       4.92%
3 years                      5.26%           5.00%         4.91%       4.96%
Since Portfolio Inception    5.29%           5.02%         4.90%       4.98%
7-day annualized yield       5.53%           5.28%          n/a         n/a
30-day annualized yield      5.48%           5.23%          n/a         n/a
12-month distributions
  per share                 $0.049          $0.047          n/a         n/a

--------------------------------------------------------------------------------
                             ANNUALIZED 7-DAY YIELD
--------------------------------------------------------------------------------

                                    [GRAPH]

                                    Class IS        Class I
                                     Shares         Shares

                    31-Mar            4.51            4.76
                    30-Apr            4.38            4.63
                    31-May            4.33            4.58
                    30-Jun            4.43            4.68
                    31-Jul            4.61            4.86
                    31-Aug            4.76            5.01
                    30-Sep            4.75            5.00
                    31-Oct            4.76            5.01
                    30-Nov            5.13            5.37
                    31-Dec            4.28            4.52
                    31-Jan            5.13            5.38
                    29-Feb            5.28            5.53


                        Total Net Assets: $3,192,935,147
                        Average Maturity:  48 days


1The advisor is currently waiving a portion of its advisory fee. Had fees not been waived, returns would have been lower. The Fund incurs 12b-1 expenses of 0.25% for Class IS shares. Class I Shares pay no 12b-1 fees.

 Past performance is not indicative of future results. Investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

 U.S. government guarantees apply only to the underlying securities of the Fund's portfolio and not to the Fund's shares.

 An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                                   EVERGREEN
                   Select U.S. Government Money Market Fund

                   Fund at a Glance as of February 29, 2000

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
                      (based on 2/29/2000 portfolio assets)

                                    [GRAPH]

U.S. Agency Obligations -- 83.2%
Repurchase Agreements -- 16.8%

                                    Portfolio
                                   Management
                                ----------------

                                    [PHOTO]

                                  Kellie Allen
                                     Tenure:
                                  November 1996

                                    [PHOTO]

                                 Bryan K. White
                                     Tenure:
                                  November 1996

--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS1
--------------------------------------------------------------------------------
                                                          Lipper
                                                       Institutional
                                        Institutional       U.S.
                         Institutional    Service        Government    90-Day
                            Shares         Shares      Money Markets  Treasury
Portfolio Inception        (Class I)     (Class IS)       Average       Bill
Date: 10/1/1999            10/1/1999     10/1/1999
Class Inception Date
Cumulative Total Return
Since Portfolio Inception    2.23%          2.11%           2.18%       2.19%
7-day annualized yield       5.73%          5.45%            n/a         n/a
30-day annualized yield      5.60%          5.32%            n/a         n/a
YTD distributions
  per share                 $0.022         $0.021            n/a         n/a


--------------------------------------------------------------------------------
                             ANNUALIZED 7-DAY YIELD
--------------------------------------------------------------------------------

                                    [GRAPH]

                                    Class IS       Class I
                                     Shares         Shares

                    31-Oct             4.66          5.01
                    30-Nov             5.01          5.32
                    31-Dec             4.95          5.22
                    31-Jan             5.21          5.50
                    29-Feb             5.45          5.73


                         Total Net Assets: $138,164,059
                         Average Maturity:  33 days


1The advisor is currently waiving a portion of its advisory fee. Had fees not been waived, returns would have been lower. The Fund incurs 12b-1 expenses of 0.25% for Class IS shares. Class I Shares pay no 12b-1 fees.

 Past performance is not indicative of future results. Investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

 U.S. government guarantees apply only to the underlying securities of the Fund's portfolio and not to the Fund's shares.

 An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                                   EVERGREEN
                    Select 100% Treasury Money Market Fund

                    Fund at a Glance as of February 29, 2000

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
                      (based on 2/29/2000 portfolio assets)

                                    [GRAPH]

U.S. Treasury Bills -- 50.7%
U.S. Treasury Notes -- 49.3%

                                    Portfolio
                                   Management
                               ------------------

                                    [PHOTO]

                                  Kellie Allen
                                     Tenure:
                                  November 1996

                                    [PHOTO]

                                 Bryan K. White
                                     Tenure:
                                  November 1996

--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS1
--------------------------------------------------------------------------------
                                                        Lipper
                                                    Institutional
                                                         U.S.
                                        Institutional  Treasury
                         Institutional     Service       Money      90-Day
Portfolio Inception         Shares          Shares      Markets    Treasury
  Date: 12/8/1997         (Class I)       (Class IS)    Average      Bill
Class Inception Date      12/8/1997      12/23/1997
Average Annual Total
  Returns
1 year                       4.85%           4.59%       4.70%       4.92%
Since Portfolio Inception    4.91%           4.64%       4.82%       4.89%
7-day annualized yield       5.37%           5.11%        n/a         n/a
30-day annualized yield      5.25%           5.00%        n/a         n/a
12-month distributions
  per share                 $0.047          $0.045        n/a         n/a


--------------------------------------------------------------------------------
                             ANNUALIZED 7-DAY YIELD
--------------------------------------------------------------------------------

                                    [GRAPH]

                                   Class IS        Class I
                                    Shares         Shares

                      31-Mar         4.31            4.56
                      30-Apr         4.19            4.44
                      31-May         4.21            4.46
                      30-Jun         4.25            4.50
                      31-Jul         4.22            4.48
                      31-Aug         4.43            4.69
                      30-Sep         4.40            4.66
                      31-Oct         4.53            4.78
                      30-Nov         4.75            4.99
                      31-Dec         4.89            5.14
                      31-Jan         4.87            5.12
                      29-Feb         5.11            5.37


                         Total Net Assets: $531,417,611
                         Average Maturity: 68 days


1The advisor is currently waiving a portion of its advisory fee. Had fees not been waived, returns would have been lower. The Fund incurs 12b-1 expenses of 0.25% for Class IS shares. Class I Shares pay no 12b-1 fees.

 Past performance is not indicative of future results. Investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

 U.S. government guarantees apply only to the underlying securities of the Fund's portfolio and not to the Fund's shares.

 An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                                   EVERGREEN
                            Select Money Market Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                         Year Ended February 28,
                                --------------------------------------------
                                 2000 (c)      1999        1998     1997 (a)
CLASS I SHARES
Net asset value, beginning of
 period                         $     1.00  $     1.00  $     1.00  $   1.00
                                ----------  ----------  ----------  --------
Income from investment
 operations
Net investment income                0.053       0.054       0.056     0.015
Less distributions to
 shareholders from
Net investment income               (0.053)     (0.054)     (0.056)   (0.015)
                                ----------  ----------  ----------  --------
Net asset value, end of period  $     1.00  $     1.00  $     1.00  $   1.00
                                ----------  ----------  ----------  --------
Total return                          5.39%       5.53%       5.71%     1.57%
Ratios and supplemental data
Net assets, end of period
 (thousands)                    $3,848,005  $2,853,495  $1,051,741  $575,331
Ratios to average net assets
 Expenses*                            0.22%       0.21%       0.20%     0.07%+
 Net investment income                5.25%       5.35%       5.60%     5.48%+

                                         Year Ended February 28,
                                --------------------------------------------
                                 2000 (c)      1999        1998     1997 (b)
CLASS IS SHARES
Net asset value, beginning of
 period                         $     1.00  $     1.00  $     1.00  $   1.00
                                ----------  ----------  ----------  --------
Income from investment
 operations
Net investment income                0.050       0.051       0.053     0.014
Less distributions to
 shareholders from
Net investment income               (0.050)     (0.051)     (0.053)   (0.014)
                                ----------  ----------  ----------  --------
Net asset value, end of period  $     1.00  $     1.00  $     1.00  $   1.00
                                ----------  ----------  ----------  --------
Total return                          5.13%       5.27%       5.45%     1.40%
Ratios and supplemental data
Net assets, end of period
 (thousands)                    $2,699,653  $2,242,693  $1,215,348  $867,294
Ratios to average net assets
 Expenses*                            0.47%       0.46%       0.45%     0.32%+
 Net investment income                5.00%       5.12%       5.33%     5.24%+

(a) For the period from November 19, 1996 (commencement of class operations) to February 28, 1997.
(b) For the period from November 26, 1996 (commencement of class operations) to February 28, 1997.
(c) Year ended February 29.
+   Annualized.
* Ratio of expenses to average net assets excludes expense reductions, but in-cludes fee waivers.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                       Select Municipal Money Market Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                             Year Ended February 28,
                                       --------------------------------------
                                       2000 (c)    1999      1998    1997 (a)
CLASS I SHARES
Net asset value, beginning of period   $   1.00  $   1.00  $   1.00  $   1.00
                                       --------  --------  --------  --------
Income from investment operations
Net investment income                     0.035     0.035     0.036     0.010
Less distributions to shareholders
 from
Net investment income                    (0.035)   (0.035)   (0.036)   (0.010)
                                       --------  --------  --------  --------
Net asset value, end of period         $   1.00  $   1.00  $   1.00  $   1.00
                                       --------  --------  --------  --------
Total return                               3.51%     3.52%     3.67%     0.96%
Ratios and supplemental data
Net assets, end of period (thousands)  $937,122  $857,242  $441,988  $206,124
Ratios to average net assets
 Expenses*                                 0.24%     0.18%     0.10%     0.05%+
 Net investment income                     3.42%     3.41%     3.63%     3.50%+

                                              Year Ended February 28,
                                         -------------------------------------
                                         2000 (c)    1999     1998    1997 (b)
CLASS IS SHARES
Net asset value, beginning of period     $   1.00  $   1.00  $  1.00  $  1.00
                                         --------  --------  -------  -------
Income from investment operations
Net investment income                       0.032     0.032    0.034    0.008
Less distributions to shareholders from
Net investment income                      (0.032)   (0.032)  (0.034)  (0.008)
                                         --------  --------  -------  -------
Net asset value, end of period           $   1.00  $   1.00  $  1.00  $  1.00
                                         --------  --------  -------  -------
Total return                                 3.26%     3.27%    3.41%    0.85%
Ratios and supplemental data
Net assets, end of period (thousands)    $129,041  $144,002  $61,778  $14,295
Ratios to average net assets
 Expenses*                                   0.48%     0.42%    0.35%    0.30%+
 Net investment income                       3.18%     3.17%    3.34%    3.19%+

(a) For the period from November 20, 1996 (commencement of class operations) to February 28, 1997.
(b) For the period from November 25, 1996 (commencement of class operations) to February 28, 1997.
(c) Year ended February 29.
+   Annualized.
* Ratio of expenses to average net assets excludes expense reductions, but in-cludes fee waivers.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                       Select Treasury Money Market Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                         Year Ended February 28,
                                --------------------------------------------
                                 2000 (c)      1999        1998     1997 (a)
CLASS I SHARES
Net asset value, beginning of
 period                         $     1.00  $     1.00  $     1.00  $   1.00
                                ----------  ----------  ----------  --------
Income from investment
 operations
Net investment income                0.049       0.051       0.055     0.015
Less distributions to
 shareholders from
Net investment income               (0.049)     (0.051)     (0.055)   (0.015)
                                ----------  ----------  ----------  --------
Net asset value, end of period  $     1.00  $     1.00  $     1.00  $   1.00
                                ----------  ----------  ----------  --------
Total return                          5.05%       5.24%       5.51%     1.49%
Ratios and supplemental data
Net assets, end of period
 (thousands)                    $1,685,986  $2,061,540  $1,256,701  $367,771
Ratios to average net assets
 Expenses*                            0.18%       0.21%       0.18%     0.06%+
 Net investment income                4.92%       5.10%       5.42%     5.24%+

                                         Year Ended February 28,
                                --------------------------------------------
                                 2000 (c)      1999        1998     1997 (b)
CLASS IS SHARES
Net asset value, beginning of
 period                         $     1.00  $     1.00  $     1.00  $   1.00
                                ----------  ----------  ----------  --------
Income from investment
 operations
Net investment income                0.047       0.049       0.052     0.013
Less distributions to
 shareholders from
Net investment income               (0.047)     (0.049)     (0.052)   (0.013)
                                ----------  ----------  ----------  --------
Net asset value, end of period  $     1.00  $     1.00  $     1.00  $   1.00
                                ----------  ----------  ----------  --------
Total return                          4.79%       4.97%       5.25%     1.33%
Ratios and supplemental data
Net assets, end of period
 (thousands)                    $1,506,949  $1,471,842  $1,005,059  $509,369
Ratios to average net assets
 Expenses*                            0.43%       0.45%       0.43%     0.31%+
 Net investment income                4.67%       4.81%       5.17%     4.98%+

(a) For the period from November 20, 1996 (commencement of class operations) to February 28, 1997.
(b) For the period from November 27, 1996 (commencement of class operations) to February 28, 1997.
(c) Year ended February 29.
+   Annualized.
* Ratio of expenses to average net assets excludes expense reductions, but in-cludes fee waivers.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                    Select U.S. Government Money Market Fund
                              Financial Highlights
                (For a share outstanding throughout the period)

                                              Year Ended
                                         February 29, 2000 (a)
CLASS I SHARES
Net asset value, beginning of period           $   1.00
                                               --------
Income from investment operations
Net investment income                             0.022
Less distributions to shareholders from
Net investment income                            (0.022)
                                               --------
Net asset value, end of period                 $   1.00
                                               --------
Total return                                       2.23%
Ratios and supplemental data
Net assets, end of period (thousands)          $138,156
Ratios to average net assets
 Expenses*                                         0.20%+
 Net investment income                             5.47%+

                                              Year Ended
                                         February 29, 2000 (a)
CLASS IS SHARES
Net asset value, beginning of period            $  1.00
                                                -------
Income from investment operations
Net investment income                             0.021
Less distributions to shareholders from
Net investment income                            (0.021)
                                                -------
Net asset value, end of period                  $  1.00
                                                -------
Total return                                       2.11%
Ratios and supplemental data
Net assets, end of period (thousands)           $     8
Ratios to average net assets
 Expenses*                                         0.48%+
 Net investment income                             4.59%+

(a) For the period from October 1, 1999 (commencement of class operations) to February 29, 2000.
+   Annualized.
* Ratio of expenses to average net assets excludes expense reductions, but in-cludes fee waivers.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                     Select 100% Treasury Money Market Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                          Year Ended February 28,
                                         ----------------------------
                                         2000 (c)    1999    1998 (a)
CLASS I SHARES
Net asset value, beginning of period     $   1.00  $   1.00  $   1.00
                                         --------  --------  --------
Income from investment operations
Net investment income                       0.047     0.048     0.012
Less distributions to shareholders from
Net investment income                      (0.047)   (0.048)   (0.012)
                                         --------  --------  --------
Net asset value, end of period           $   1.00  $   1.00  $   1.00
                                         --------  --------  --------
Total return                                 4.85%     4.88%     1.18%
Ratios and supplemental data
Net assets, end of period (thousands)    $352,985  $546,122  $245,004
Ratios to average net assets
 Expenses*                                   0.11%     0.17%     0.20%+
 Net investment income                       4.72%     4.72%     5.18%+

                                          Year Ended February 28,
                                         ---------------------------
                                         2000 (c)   1999    1998 (b)
CLASS IS SHARES
Net asset value, beginning of period     $   1.00  $  1.00  $  1.00
                                         --------  -------  -------
Income from investment operations
Net investment income                       0.045    0.045    0.009
Less distributions to shareholders from
Net investment income                      (0.045)  (0.045)  (0.009)
                                         --------  -------  -------
Net asset value, end of period           $   1.00  $  1.00  $  1.00
                                         --------  -------  -------
Total return                                 4.59%    4.62%    0.93%
Ratios and supplemental data
Net assets, end of period (thousands)    $178,432  $98,426  $ 5,497
Ratios to average net assets
 Expenses*                                   0.36%    0.40%    0.42%+
 Net investment income                       4.57%    4.41%    4.74%+

(a) For the period from December 8, 1997 (commencement of class operations) to February 28, 1998.
(b) For the period from December 23, 1997 (commencement of class operations) to February 28, 1998.
(c) Year ended February 29.
+   Annualized.
* Ratio of expenses to average net assets excludes expense reductions, but in-cludes fee waivers.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                            Select Money Market Fund
                            Schedule of Investments
                               February 29, 2000

  Principal
    Amount                                                            Value

 CERTIFICATES OF DEPOSIT - 1.5%
              Southtrust Bank Natl. Associates:
 $ 50,000,000 6.10%, 11/22/2000................................   $   49,975,653
   50,000,000 6.19%, 11/6/2000.................................       50,011,349
                                                                  --------------
              Total Certificates of Deposit
               (cost $99,987,002)..............................       99,987,002
                                                                  --------------
 COMMERCIAL PAPER - 58.3%
              Asset Backed - 46.4%
              Asset Backed Capital Fin., Inc.:
   40,000,000 5.25%, 4/14/2000.................................       40,000,000
   80,000,000 6.68%, 2/20/2001.................................       80,000,000
              Atlantic Asset Securitization Corp.:
   57,958,000 5.76%, 3/3/2000..................................       57,939,454
   88,709,000 5.82%, 3/10/2000.................................       88,579,928
              Barton Capital Corp.:
   75,000,000 5.79%, 3/2/2000..................................       74,987,938
   44,603,000 5.86%, 4/11/2000.................................       44,305,324
   45,595,000 5.86%, 4/14/2000.................................       45,268,438
   28,105,000 5.89%, 4/20/2000.................................       27,875,085
   88,077,000 5.90%, 4/24/2000.................................       87,297,519
   60,000,000 Bavaria Universal,
               5.82%, 3/15/2000................................       59,864,200
              Bills Securitization:
   50,000,000 5.79%, 3/13/2000.................................       49,903,500
   50,000,000 5.79%, 3/23/2000.................................       49,823,083
   50,000,000 5.80%, 3/27/2000.................................       49,790,556
              Broadway Capital Corp.:
   45,307,000 5.77%, 3/6/2000..................................       45,270,692
   25,380,000 5.92%, 4/26/2000.................................       25,146,278
   75,000,000 CC USA, Inc., MTN,
               6.601%, VRDN....................................       75,000,000
              Concord Minutemen Capital Co.:
   50,000,000 5.80%, 3/6/2000..................................       49,959,722
   61,731,000 5.85%, 3/3/2000..................................       61,710,937
   50,000,000 5.85%, 4/13/2000.................................       49,650,625
   24,324,000 5.87%, 4/12/2000.................................       24,157,421
   49,000,000 5.93%, 4/12/2000.................................       48,661,002
   75,000,000 5.94%, 5/2/2000..................................       74,232,750
   49,794,000 Corporate Receivables Corp.,
               5.74%, 3/13/2000................................       49,698,728
   45,987,000 Countrywide Funding Corp.,
               5.87%, 3/1/2000.................................       45,987,000
  150,000,000 Eiffel Funding LLC,
               5.95%, 3/1/2000.................................      150,000,000
   35,575,000 Falcon Asset Securitization,
               5.79%, 3/9/2000.................................       35,529,227
   75,000,000 Four Winds Funding Corp.,
               5.80%, 3/7/2000.................................       74,927,500
              Gotham Funding Corp.:
   45,065,000 5.85%, 3/17/2000.................................       44,947,831
   26,885,000 5.87%, 3/3/2000..................................       26,876,232
   69,511,000 5.87%, 3/14/2000.................................       69,363,656
   43,138,000 5.92%, 4/19/2000.................................       42,790,404
   21,351,000 5.98%, 5/3/2000..................................       21,127,562
  139,290,000 Greenwich Funding Corp.,
               5.80%, 3/15/2000................................      138,975,824

  Principal
    Amount                                                           Value

 COMMERCIAL PAPER - continued
              Asset Backed - continued
              Lexington Parker Capital Corp.:
 $ 50,659,000 5.80%, 3/8/2000.................................   $   50,601,868
   30,000,000 5.85%, 4/4/2000.................................       29,834,250
   27,246,000 Metris Owner Trust,
               5.85%, 4/6/2000................................       27,086,611
              Monte Rosa Capital Corp.:
   25,067,000 5.85%, 4/11/2000................................       24,899,991
   40,566,000 5.88%, 4/17/2000................................       40,254,588
              MPF Ltd.:
   65,000,000 5.80%, 3/13/2000................................       64,874,333
   31,390,000 5.91%, 4/25/2000................................       31,106,575
              Old Line Funding Corp.:
   69,939,000 5.72%, 3/2/2000.................................       69,927,888
   26,654,000 5.90%, 4/10/2000................................       26,479,268
              Sigma Fin. Corp.:
   35,000,000 5.38%, 3/13/2000................................       35,000,000
   10,000,000 5.44%, 5/24/2000................................       10,000,000
              Special Purpose Accounts Receivable Corp.:
   30,000,000 5.82%, 3/15/2000................................       29,932,100
  100,000,000 5.85%, 3/6/2000.................................       99,918,750
   80,000,000 5.88%, 4/3/2000.................................       79,568,800
   55,000,000 5.88%, 4/6/2000.................................       54,676,600
   25,000,000 Syndicated Loan Funding Trust,
               6.135%, 10/16/2000.............................       25,000,000
   78,092,000 Thames Asset Global
               Securitization Corp.,
               5.85%, 4/14/2000...............................       77,533,642
   68,633,000 Trident Capital Fin., Inc.,
               5.85%, 4/4/2000................................       68,253,803
   51,662,000 Triple A One Funding Corp.,
               5.90%, 4/20/2000...............................       51,238,658
   75,000,000 WCP Funding, Inc.,
               5.86%, 4/19/2000...............................       74,401,792
              Westways Funding Corp.:
   25,000,000 5.85%, 3/2/2000.................................       24,995,937
   50,505,000 5.91%, 4/25/2000................................       50,048,982
   82,623,000 Westways Funding II, Ltd.,
               5.78%, 3/21/2000...............................       82,357,688
                                                                 --------------
                                                                  3,037,640,540
                                                                 --------------
              Banks - 2.1%
    7,400,000 Chancellor Ridge,
               5.93%, VRDN....................................        7,400,000
   50,000,000 Citibank Credit Card,
               5.77%, 3/6/2000................................       49,959,931
   80,000,000 NationsBank Charlotte, NC,
               5.91%, VRDN....................................       79,996,985
                                                                 --------------
                                                                    137,356,916
                                                                 --------------
              Brokers - 3.2%
   60,000,000 Credit Suisse First Boston, Inc.,
               5.90%, 4/19/2000...............................       59,518,167
  150,000,000 Morgan Stanley Dean Witter,
               5.90%, 4/13/2000...............................      148,942,916
                                                                 --------------
                                                                    208,461,083
                                                                 --------------

                                   EVERGREEN
                            Select Money Market Fund
                       Schedule of Investments (continued)
                               February 29, 2000

  Principal
    Amount                                                            Value

 COMMERCIAL PAPER - continued
              Finance & Insurance - 4.9%
              Aetna Svcs., Inc.:
 $ 50,000,000 5.85%, 3/28/2000.................................   $   49,780,625
   20,500,000 5.87%, 3/23/2000.................................       20,426,462
   30,000,000 5.87%, 3/24/2000.................................       29,887,491
   50,000,000 5.87%, 3/27/2000.................................       49,788,028
   50,000,000 5.95%, 5/18/2000.................................       49,355,417
   10,000,000 Centauri Fin. Corp., MTN,
               5.36%, 5/22/2000................................       10,000,000
   80,000,000 CIT Group, Inc.,
               5.89%, VRDN.....................................       79,996,632
   30,000,000 Textron Finl.,
               5.88%, 4/17/2000................................       29,769,700
                                                                  --------------
                                                                     319,004,355
                                                                  --------------
              Telecommunication Services & Equipment - 1.7%
              GTE Corp.:
   47,000,000 5.82%, 3/8/2000..................................       46,946,812
   39,000,000 5.82%, 3/21/2000.................................       38,873,900
   30,000,000 5.85%, 4/3/2000..................................       29,839,125
                                                                  --------------
                                                                     115,659,837
                                                                  --------------
              Total Commercial Paper
               (cost $3,818,122,731)...........................    3,818,122,731
                                                                  --------------
 CORPORATE BONDS & NOTES - 33.4%
              Automotive Equipment & Manufacturing - 1.3%
   15,000,000 GMAC,
               5.85%, 4/20/2000................................       14,998,228
   69,350,000 Volks Wagon Credit, Inc.,
               5.417%, 6/2/2000................................       69,337,612
                                                                  --------------
                                                                      84,335,840
                                                                  --------------
              Banks - 3.8%
    6,385,000 Ali Inds., Inc.,
               5.87%, VRDN (a).................................        6,385,000
   11,210,000 Coventry Madison LLC,
               5.84%, VRDN.....................................       11,210,000
   14,655,000 FE LLC, Ser. A,
               5.84%, VRDN.....................................       14,655,000
   40,000,000 First USA Bank NA,
               5.95%, 9/29/2000................................       39,988,899
    7,395,000 Folk Finl. Svcs.,
               5.84%, VRDN.....................................        7,395,000
    8,000,000 NationsBank Charlotte, NC,
               5.85%, 4/7/2000.................................        8,003,694
   50,000,000 Natl. Bank Commerce
               Memphis, TN,
               5.935%, VRDN....................................       49,992,507
   30,000,000 U.S. Bank Natl. Assn. Minneapolis,
               6.72%, 2/8/2001.................................       29,983,128
   75,000,000 Union Planters Bank Natl. Assn.,
               6.23%, 5/30/2000................................       74,998,155
    6,020,000 Wise Investments LLC,
               5.84%, VRDN.....................................        6,020,000
                                                                  --------------
                                                                     248,631,383
                                                                  --------------

  Principal
    Amount                                                            Value

 CORPORATE BONDS & NOTES - continued
              Brokers - 17.8%
              Bear Stearns Co., Inc.:
 $ 35,550,000 5.65%, 1/16/2001.................................   $   35,223,931
   19,000,000 6.238%, 10/3/2000................................       18,989,334
   50,000,000 6.30%, 1/12/2001.................................       49,975,985
   50,000,000 6.60%, 1/19/2001.................................       50,000,000
   13,202,000 6.75%, 8/15/2000.................................       13,242,074
   50,000,000 6.79%, 2/26/2001.................................       50,000,000
              Credit Suisse First Boston, Inc.:
   27,000,000 5.60%, 6/5/2000..................................       27,000,000
  100,000,000 6.691%, VRDN.....................................      100,000,000
              Donaldson Lufkin & Jenrette, Inc.:
   45,000,000 5.73%, 6/16/2000.................................       45,000,000
   25,000,000 6.18%, 12/19/2000................................       25,000,000
   32,295,000 6.32%, VRDN......................................       32,295,326
   50,000,000 6.43%, 1/3/2001..................................       50,000,000
   30,000,000 6.45%, 1/8/2001..................................       30,000,000
   50,000,000 6.91%, 2/27/2001.................................       50,000,000
              Goldman Sachs Group LP:
    8,000,000 5.39%, 3/6/2000..................................        8,000,000
   75,000,000 5.40%, 3/28/2000.................................       75,000,000
   30,000,000 6.12%, 4/17/2000.................................       30,000,000
  100,000,000 J.P. Morgan & Co., Inc.,
               6.711%, VRDN....................................      100,000,000
              Lehman Brothers Holdings, Inc.:
   24,875,000 6.00%, 3/23/2000.................................       24,881,909
   55,000,000 6.01%, VRDN......................................       55,000,000
   20,000,000 6.15%, 3/15/2000.................................       20,002,143
   11,000,000 6.33%, 8/1/2000..................................       11,000,058
   19,000,000 6.375%, 3/15/2001................................       18,916,657
   12,000,000 6.40%, 8/30/2000.................................       12,002,381
   29,095,000 6.50%, 9/25/2000.................................       29,088,400
   11,400,000 6.57%, 2/26/2001.................................       11,380,338
   10,170,000 6.90%, 1/29/2001.................................       10,186,331
   15,000,000 8.15%, 5/15/2000.................................       15,074,596
   20,000,000 Morgan Stanley Dean Witter,
               6.22%, 3/13/2000................................       20,000,000
              Paine Webber Group, Inc.:
   45,000,000 5.50%, 5/16/2000.................................       45,000,000
   14,700,000 5.83%, 1/25/2001.................................       14,586,301
   25,000,000 6.27%, VRDN......................................       25,000,000
   49,000,000 6.37%, 10/25/2000................................       49,000,000
   16,653,000 Salomon, Smith Barney, Inc.,
               7.75%, 5/15/2000................................       16,734,424
                                                                  --------------
                                                                   1,167,580,188
                                                                  --------------
              Finance & Insurance - 5.0%
   25,000,000 Associates Corp. North America,
               5.90%, 6/23/2000................................       25,032,315
   35,000,000 Avco Fin. Svcs., Inc., MTN,
               5.75%, 1/23/2001................................       34,743,479
              Caterpillar Finl. Svcs.:
   35,000,000 6.03%, VRDN......................................       35,000,000
   20,740,000 6.92%, 8/15/2000.................................       20,822,382
   50,000,000 Centauri Fin. Corp., MTN,
               5.35%, 5/22/2000................................       50,000,000
   12,865,000 Finova Capital Corp.,
               6.375%, 10/15/2000..............................       12,859,860

                                   EVERGREEN
                            Select Money Market Fund
                       Schedule of Investments (continued)
                               February 29, 2000

  Principal
    Amount                                                           Value

 CORPORATE BONDS & NOTES - continued
              Finance & Insurance - continued
              Heller Finl., Inc.:
 $  9,750,000 5.625%, 3/15/2000...............................   $    9,751,130
   50,000,000 5.85%, VRDN.....................................       50,014,624
   10,000,000 IBM Credit Corp. MTN,
               5.79%, 3/20/2000...............................       10,002,791
   50,000,000 Restructured Asset Securities Enhancement,
               6.985%, VRDN...................................       50,000,000
   30,000,000 Xerox Credit Corp., MTN,
               5.113%, 3/21/2000..............................       29,999,337
                                                                 --------------
                                                                    328,225,918
                                                                 --------------
              Retailing & Wholesale - 0.2%
   10,000,000 Sears Roebuck & Co. MTN,
               7.35%, 3/23/2000...............................       10,012,225
                                                                 --------------
              Telecommunication Services & Equipment - 5.3%
   47,750,000 AT&T Capital Corp., MTN,
               6.875%, 1/16/2001..............................       47,875,704
              GTE Corp.:
   75,000,000 5.399%, 6/23/2000...............................       74,984,087
   50,000,000 6.13%, VRDN.....................................       49,967,092
   75,000,000 6.155%, VRDN....................................       74,986,413
              MCI Worldcom, Inc.:
   50,000,000 6.13%, VRDN.....................................       50,000,000
   50,000,000 6.346%, 1/29/2001...............................       47,056,161
                                                                 --------------
                                                                    344,869,457
                                                                 --------------
              Total Corporate Bonds & Notes
               (cost $2,183,655,011)..........................    2,183,655,011
                                                                 --------------
 FUNDING AGREEMENTS - 2.8%
              Jackson Natl. Funding:
   50,000,000 5.72%, 7/20/2000, (a)...........................       50,000,000
   25,000,000 5.85%, 6/29/2000, (a)...........................       25,000,000
              Monumental Life Insurance Co.:
   90,000,000 6.311%, 3/13/2000...............................       90,000,000
   20,000,000 6.481%, 3/24/2000...............................       20,000,000
                                                                 --------------
              Total Funding Agreements
               (cost $185,000,000)............................      185,000,000
                                                                 --------------
 MUNICIPALS - 2.3%
    9,465,000 California, HFA, Ser. G2,
               (Ins. by MBIA)
               6.09%, VRDN (a)................................        9,465,000
   20,830,000 Detroit, MI Economic Dev. Corp., Ser. A, (LOC:
               Bank of America NT & SA)
               5.93%, VRDN....................................       20,830,000
   20,000,000 Hannahville, MI, Indian Community Fin. Bldg.
               Auth. RB, Ser. B,
               (LOC: Natl. City Bank)
               5.84%, VRDN....................................       20,000,000

  Principal
    Amount                                                           Value

 MUNICIPALS - continued
 $  9,995,000 Hudson Cnty., NJ, Impt. Auth. Fac. Certificates,
               Ser. L,
               6.15%, VRDN (a)................................   $    9,995,000
   14,285,000 Indiana HFA, SFHRB, Ser. H,
               5.91%, VRDN....................................       14,285,000
   32,000,000 Massachusetts HFA, Ser. K,
               5.91%, VRDN....................................       32,000,000
   25,000,000 Richmond Cnty., GA Dev. Auth. IDRB, Monsanto Co.
               Proj.,
               5.65%, VRDN....................................       25,000,000
   16,995,000 San Diego, CA, Pub. Facs. Fin. Auth. RB, Ser. M,
               (SPA: Bank of America NT & SA)
               6.01%, VRDN (a)................................       16,995,000
                                                                 --------------
              Total Municipals
               (cost $148,570,000)............................      148,570,000
                                                                 --------------
 YANKEE OBLIGATIONS - 0.6%
   39,498,000 Ford Capital,
               10.125%, 11/15/2000
               (cost $40,561,298) ............................       40,561,298
                                                                 --------------
 REPURCHASE AGREEMENTS (c) - 0.2%
    8,928,155 Societe Generale,
               5.74%, dated 2/29/2000,
               due 3/1/2000,
               maturity value $8,929,579
               (cost $8,928,155)..............................        8,928,155
    5,300,000 State Street Bank & Trust Co.,
               5.72% dated 2/29/2000,
               due 3/1/2000,
               maturity value $5,300,842
               (cost $5,300,000)..............................        5,300,000
                                                                 --------------
              Total Repurchase Agreements
               (cost $14,228,155).............................       14,228,155
                                                                 --------------

    Shares                                                           Value

 MUTUAL FUND SHARES - 0.6%
       97,617 Fidelity Institutional Cash Fund................   $       97,617
   40,541,696 Fidelity U.S. Treasury Portfolio................       40,541,696
                                                                 --------------
              Total Mutual Fund Shares
               (cost $40,639,313).............................       40,639,313
                                                                 --------------

             Total Investments -
              (cost $6,530,763,510).....................    99.7%  6,530,763,510
             Other Assets and
              Liabilities - net.........................     0.3      16,894,085
                                                           -----  --------------
             Net Assets.................................   100.0% $6,547,657,595
                                                           =====  ==============

                See Combined Notes to Schedules of Investments.

                                   EVERGREEN
                       Select Municipal Money Market Fund
                            Schedule of Investments
                               February 29, 2000

  Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - 98.4%
             Alabama - 1.4%
 $ 1,755,000 Alabama, HFA MHRB, Ser. B,
              (LOC: Amsouth Bank, N.A.),
              4.10%, VRDN.......................................   $  1,755,000
   1,850,000 Haleyville, AL IDRB, Babcock Lumber Co. Proj.,
              (LOC: First Commercial Bank),
              4.20%, VRDN.......................................      1,850,000
   5,000,000 Huntsville, AL IDRRB, Hitachi Seiki, USA Proj.,
              (LOC: Bank of Tokyo-Mitsubishi),
              4.75%, VRDN.......................................      5,000,000
   2,500,000 Montgomery, AL IDRB, Indl. Impts., (LOC: First
              Commercial Bank of Birmingham),
              4.15%, VRDN (a)...................................      2,500,000
   2,000,000 South Dallas, AL IDA RB, Cahaba Valley Lumber Co.
              Proj.,
              (LOC: Amsouth Bank, N.A.),
              4.15%, VRDN.......................................      2,000,000
             Tuscaloosa Cnty., AL IDA RB,
              (LOC: Amsouth Bank, N.A.):
   1,125,000 Brion Hardin Proj.,
             4.30%, VRDN........................................      1,125,000
   1,240,000 Hardwear Corp. Proj.,
             4.30%, VRDN........................................      1,240,000
                                                                   ------------
                                                                     15,470,000
                                                                   ------------
             Alaska - 0.6%
   6,495,000 Alaska Intl. Arpt. RB, Ser. 228,
              (Ins. by AMBAC & LIQ: Morgan Stanley),
              4.21%, VRDN.......................................      6,495,000
                                                                   ------------
             Arizona - 0.8%
   1,625,000 Chandler, AZ IDA RB, Red Rock Stamping Co. Proj.,
              (LOC: Key Bank, N.A.),
              4.10%, VRDN.......................................      1,625,000
   6,205,000 Tucson, AZ IDA PFOTER,
              (LIQ: Merrill Lynch Corp.),
              4.20%, VRDN.......................................      6,205,000
   1,000,000 Tucson, AZ MHRRB, Hsg. Freedom Park Apts. Proj.,
              (LOC: Sumitomo Bank Ltd.),
              5.40%, VRDN.......................................      1,000,000
                                                                   ------------
                                                                      8,830,000
                                                                   ------------
             Arkansas - 1.1%
   8,300,000 Conway Cnty., AR IDRB, Cardon Creek Fibre Corp.,
              Ser. 1995,
              (LOC: KBC Bank N.V.),
              4.08%, VRDN.......................................      8,300,000
   3,255,000 Magnolia, AR IDRB, American Fuel Cell Proj.,
              (LOC: Comerc de France),
              4.30%, VRDN.......................................      3,255,000
                                                                   ------------
                                                                     11,555,000
                                                                   ------------
             California - 2.1%
   4,351,000 Bay Area Govt. Assn. CA RB, Reliance Tech Svcs.,
              Inc.,
              (LOC: Sanwa Bank Ltd.),
              5.40%, VRDN.......................................      4,351,000

  Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
             California - continued
 $ 5,000,000 California Statewide CDA RB,
              Nichirin-Flex Proj.,
              (LOC: Dai-Ichi Kangyo Bank),
              5.65%, VRDN.......................................   $  5,000,000
  13,100,000 Olces Wtr. Dist. GO, Rio Bravo Wtr. Delivery Proj.,
              (LOC: Sumitomo Bank Ltd.),
              4.95%, 3/21/2000..................................     13,100,000
                                                                   ------------
                                                                     22,451,000
                                                                   ------------
             Colorado - 4.0%
             Adams Cnty. IDRB:
   4,600,000 Trustile Doors Proj., Ser. A,
             (LOC: Key Bank, N.A.),
             4.25%, VRDN........................................      4,600,000
   5,000,000 Yellow Freight. Sys., Inc.,
             Ser. 1983,
             (LOC: Union Bank of Switzerland),
             4.10%, VRDN........................................      5,000,000
   2,000,000 Arapahoe Cnty., CO IDRB, Cottrell Printing, Ser. A,
              (LOC: Key Bank, N.A.),
              4.25%, VRDN.......................................      2,000,000
   2,000,000 Colorado HFA RB, De La Cruz Associates LLC Proj.,
              (LOC: Key Bank, N.A.),
              4.25%, VRDN.......................................      2,000,000
   1,000,000 Colorado HFA, RB, Worldwest Ltd. Liability Proj.,
              (LOC: Mercantile Bank of
              St. Louis),
              4.15%, VRDN.......................................      1,000,000
   4,300,000 Colorado Springs, CO, Util. Sys. Impt., Floating
              Rate Trust Receipt,
              Ser. 1998-19,
              (LOC: Bank of New York),
              4.10%, VRDN (a)...................................      4,300,000
             Denver, CO City & Cnty. Spl. Facs. RB:
  13,545,000 4.16%, VRDN........................................     13,545,000
   9,800,000 The Children's Hosp. Assn. Proj.,
             (Ins. by FGIC),
             4.50%, VRDN........................................      9,800,000
                                                                   ------------
                                                                     42,245,000
                                                                   ------------
             Connecticut - 0.3%
   2,715,000 Connecticut IDRB, Zotos Intl. Proj.,
              (LOC: Dai-Ichi Kangyo Bank, Ltd),
              5.35%, VRDN.......................................      2,715,000
                                                                   ------------
             Delaware - 0.3%
   3,300,000 Delaware EDA RB, Phillip Morris Co., (Gtd. by
              Phillip Morris, Co.),
              4.00%, VRDN.......................................      3,300,000
                                                                   ------------
             District of Columbia - 0.2%
   1,635,000 District of Columbia HFA MHRB, Fort Lincoln Garden,
              Ser. A,
              (LOC: Suntrust Bank, Nashville),
              4.15%, VRDN.......................................      1,635,000
                                                                   ------------

                                   EVERGREEN
                      Select Municipal Money Market Fund
                       Schedule of Investments (continued)
                               February 29, 2000

  Principal
    Amount                                                           Value

 MUNICIPAL OBLIGATIONS - continued
              Florida - 0.8%
 $  6,155,000 Hillsborough Cnty., FL Sch. Board of Ed. COP,
               Master Lease Program, (Ins. by MBIA),
               4.11%, 3/2/2000................................   $    6,155,000
    2,200,000 Pasco Cnty., FL IDRB, Pacific Med, Inc. Proj.,
               (LOC: Bank of America N.A.),
               4.05%, VRDN....................................        2,200,000
                                                                 --------------
                                                                      8,355,000
                                                                 --------------
              Georgia - 0.7%
    2,200,000 Columbus, GA HFA MHRRB, Quail Ridge Proj.,
               (LOC: Columbus Bank &
               Trust Co.),
               4.20%, VRDN....................................        2,200,000
    4,940,000 Liberty Cnty., GA IDRB, Muskin Leisure Products,
               (LOC: Comerc de France),
               4.08%, VRDN....................................        4,940,000
                                                                 --------------
                                                                      7,140,000
                                                                 --------------
              Idaho - 1.0%
   10,800,000 Ed. Funding Assn., Inc., ID Student Loan RB,
               Ser. A,
               (LOC: First Securities Bank, N.A.),
               4.00%, VRDN....................................       10,800,000
                                                                 --------------
              Illinois - 4.0%
    3,380,000 Chicago, IL GO MSTR,
               (LOC: Credit Suisse First Boston & Ins. by
               AMBAC),
               4.07%, VRDN....................................        3,380,000
    4,200,000 Chicago, IL IDRB, Federal Marine Terminal Proj.,
               (LOC: Lasalle National Bank),
               4.10%, VRDN....................................        4,200,000
    3,045,000 City of Chicago, GO, MSTR SAK-13, (LIQ: Societe
               Generale & Ins. by AMBAC),
               4.07%, VRDN....................................        3,045,000
    2,000,000 Illinois Dev. Fin. Auth. EDA, Downers Grove
               Proj.,
               (LOC: Lasalle National Bank),
               4.40%, VRDN....................................        2,000,000
    1,720,000 Illinois Dev. Fin. Auth., IDRB, Kris & Dee
               Assn., Inc. Proj.,
               (LOC: Bronson-Gore Bank & LaSalle National
               Bank),
               4.25%, VRDN....................................        1,720,000
    5,000,000 Illinois Dev. Fin. Auth., IDRRB, Super Value,
               Inc. Proj.,
               (LOC: Wachovia Bank),
               4.05%, VRDN....................................        5,000,000

  Principal
    Amount                                                           Value

 MUNICIPAL OBLIGATIONS - continued
              Illinois - continued
              Illinois Hlth. Fac. Auth. RB:
 $  1,500,000 Hosp. Sisters Svcs., Inc., Ser. C,
              (Ins. by MBIA),
              6.10%, 6/1/2000.................................   $    1,507,753
    6,100,000 Ser. 1997-20, Cl. A,
              (LOC: Bear Stearns Capital Markets & Ins. by
              AMBAC),
              3.33%, 4/26/2000 (a)............................        6,100,000
   12,970,000 Ser. 1997-21, Cl. A,
              (LOC: Bear Stearns Capital Markets & Ins. by
              AMBAC),
              3.33%, 4/26/2000 (a)............................       12,970,000
              Lombard, IL IDRB:
               (LOC: ABN Trust, Chicago),
    1,635,000 Chicago Roll Co. Proj.,
              Ser. 1995,
              4.30%, VRDN.....................................        1,635,000
      900,000 Tella Tool & Manufacturing Co.,
              4.30%, VRDN.....................................          900,000
      620,000 Metropolitan Pier & Exposition Auth. RB, PFOTER,
               (Ins. by MBIA),
               4.32%, VRDN....................................          620,000
                                                                 --------------
                                                                     43,077,753
                                                                 --------------
              Indiana - 5.2%
    2,370,000 Bremen, IN IDRB, Digger Specialities, Inc.
               Proj.,
               (LOC: Key Bank, N.A.),
               4.10%, VRDN....................................        2,370,000
    3,505,000 Elkhart Cnty., IN EDA RB, Adorn, Inc. Proj.,
               (LOC: Harris Trust & Savings Bank),
               4.25%, VRDN....................................        3,505,000
    1,500,000 Indiana, Dev. Fin. EDA RB, Carr Metals Products,
               Inc. Proj.,
               (LOC: Bank One IN N.A.),
               4.30%, VRDN....................................        1,500,000
    9,300,000 Indiana, Hlth. Fac. Fin. Auth. RB,
               (LIQ: Merrill Lynch Corp.),
               4.05%, VRDN....................................        9,300,000
    6,370,000 Indianapolis, IN Arpt. Auth. RB,
               (LIQ: Merrill Lynch Corp.),
               4.21%, VRDN....................................        6,370,000
              Jasper Cnty., IN PCRRB, Northern IN Pub. Svcs.
               Co,
               (Gtd. by NIPSCO):
    3,340,000 Ser. A,
              4.10%, VRDN.....................................        3,340,000
              Ser. C:
    4,600,000 4.10%, VRDN.....................................        4,600,000
    9,800,000 4.15%, VRDN.....................................        9,800,000
    4,000,000 Ser. D,
              4.00%, VRDN.....................................        4,000,000
    4,630,000 Madison, IN IDRB, Century Tube Corp. Proj.,
               (LOC: Bank of Tokyo-Mitsubishi Ltd.),
               5.10%, VRDN....................................        4,630,000

                                   EVERGREEN
                       Select Municipal Money Market Fund
                       Schedule of Investments (continued)
                               February 29, 2000

 Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
            Indiana - continued
 $  845,000 Mt. Vernon, IN Solid Wst. Disposal RB, B&M Plastics,
             Inc. Proj.,
             (LOC: Suntrust Bank, Nashville),
             4.15%, VRDN........................................   $    845,000
  2,000,000 St. Joseph Cnty., IN Edl. Facs. RB, Holy Cross
             College Proj.,
             (LOC: Key Bank, N.A.),
             3.95%, VRDN........................................      2,000,000
  2,700,000 Wabash, IN EDA RRB, Martin Yale Inds. Proj.,
             (LOC: Bank One, IN N.A.),
             4.00%, VRDN........................................      2,700,000
                                                                   ------------
                                                                     54,960,000
                                                                   ------------
            Iowa - 0.7%
  5,370,000 Iowa Fin. Auth. Hosp. Facs. RB, IA Hlth. Sys., (LIQ:
             Bear Stearns Capital Markets & Ins. by MBIA),
             3.33%, VRDN (a)....................................      5,370,000
  2,600,000 Scott Cnty., IA IDRB, M.A. Ford Manufacturing Co.
             Proj.,
             (LOC: Firstar Bank of Milwaukee),
             4.10%, VRDN........................................      2,600,000
                                                                   ------------
                                                                      7,970,000
                                                                   ------------
            Kansas - 1.2%
  4,200,000 Johnson Cnty., KS Private Activity RB, Stouse Sign &
             Decal Proj.,
             (LOC: Mercantile Bank of St. Louis),
             4.24%, VRDN........................................      4,200,000
  1,000,000 Kansas Dev. Fin. Auth. IDA RB, Farmland Foods Proj.,
             (LOC: Rabobank Nederland),
             4.15%, VRDN........................................      1,000,000
  1,000,000 Liberal, KS IDRB, Farmland Natl.
             Beef Packing Proj.,
             (LOC: U.S. Bank N.A.),
             4.15%, VRDN........................................      1,000,000
  7,195,000 Wichita, KS MHRB PFOTER,
             (LIQ: Merrill Lynch Corp.),
             4.20%, VRDN........................................      7,195,000
                                                                   ------------
                                                                     13,395,000
                                                                   ------------
            Kentucky - 1.4%
  1,400,000 Hopkinsville, KY IDRB, American Precision Machinery,
             (LOC: Bank of Tokyo-Mitsubishi Ltd.),
             5.10%, VRDN........................................      1,400,000
  4,800,000 Jefferson Cnty., KY Indl. Bldg. RB, Dant Clayton
             Corp. Proj.,
             (LOC: Harris Trust & Savings),
             4.20%, VRDN........................................      4,800,000
  7,290,000 Maysville, KY Solid Wst. Disposal, Inland Container
             Corp. Proj.,
             (Gtd. by Temple Inland Container Co.),
             4.55%, VRDN........................................      7,290,000

 Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
            Kentucky - continued
 $1,250,000 Ohio Cnty., KY PCRB, Thomas Inds. Proj., Ser. 1998,
             (LOC: Natl. City Bank, KY),
             4.15%, VRDN........................................   $  1,250,000
                                                                   ------------
                                                                     14,740,000
                                                                   ------------
            Louisiana - 1.4%
  1,000,000 Grant Parish, LA IDRB, Farmland Inds. Proj., (LOC:
             Rabobank Nederland),
             4.15%, VRDN........................................      1,000,000
  4,995,000 Louisiana HFA RB PFOTER,
             (SPA: Credit Suisse First Boston & GNMA),
             4.11%, VRDN (a)....................................      4,995,000
            Louisiana Local Govt. Env. Facs. CDA RB, (LOC:
             Southtrust Bank, N.A.):
  4,000,000 Mid South Extrusion Inc. Proj.,
            4.13%, VRDN.........................................      4,000,000
  4,500,000 Southern Ionics, Inc. Proj.,
            4.11%, VRDN.........................................      4,500,000
                                                                   ------------
                                                                     14,495,000
                                                                   ------------
            Maine - 0.2%
  2,085,000 Maine BAN,
             4.50%, 6/22/2000...................................      2,088,184
                                                                   ------------
            Massachusetts - 1.3%
  6,710,000 Massachusetts HFA MSTR, Ser. 1997-9, Cl. A, (LIQ:
             Bear Stearns & Ins. by MBIA),
             3.37%, VRDN (a)....................................      6,710,000
            Massachusetts IFA RB:
  2,700,000 Battery Engineering Proj.,
            (LOC: Bank of Tokyo-Mitsubishi),
            4.75%, VRDN.........................................      2,700,000
  2,045,000 L.B. Foster Co. Proj.,
            (LOC: Mellon Bank, N.A.),
            4.05%, VRDN.........................................      2,045,000
  2,300,000 Weissman Realty Trust,
            (LOC: Citizens Bank of RI),
            4.10%, VRDN (a).....................................      2,300,000
                                                                   ------------
                                                                     13,755,000
                                                                   ------------
            Michigan - 0.6%
  1,905,000 Berrien Cnty., MI EDA RRB,
             Arlington Metals Corp. Proj.,
             (LOC: ABN Trust, Chicago),
             4.05%, VRDN........................................      1,905,000
  2,450,000 Haslett, MI Pub. Sch. Dist. GO,
             (Prerefunded),
             7.50%, 5/1/2000....................................      2,491,098
  2,000,000 Rockford, MI Pub. Sch. GO,
             (Prerefunded),
             7.38%, 5/1/2000....................................      2,032,802
                                                                   ------------
                                                                      6,428,900
                                                                   ------------

                                   EVERGREEN
                      Select Municipal Money Market Fund
                       Schedule of Investments (continued)
                               February 29, 2000

  Principal
    Amount                                                           Value

 MUNICIPAL OBLIGATIONS - continued
              Minnesota - 0.9%
 $  5,750,000 Burnsville, MN MHRRB, Berkshire Proj., (LOC:
               Sumitomo Trust & Banking),
               5.05%, VRDN....................................   $    5,750,000
    2,210,000 Minnesota HFA RB, Ser. D,
               (Ins. by MBIA),
               4.65%, 8/1/2000................................        2,213,596
    1,500,000 St. Paul, MN Port Auth. IDRB,
               Miratec Sys. Inc. Proj., Ser. A,
               (LOC: U.S. Bank, N.A.),
               4.15%, VRDN....................................        1,500,000
                                                                 --------------
                                                                      9,463,596
                                                                 --------------
              Mississippi - 0.5%
      550,000 Jackson Cnty., MS Indl. Swr, Facs. RB, Chevron
               USA, Inc. Proj., (Gtd. by Chevron Corp),
               3.95%, VRDN....................................          550,000
    5,000,000 Mississippi Business Fin. Corp.
               Solid Wst. Disp. RB, Morton Intl., Inc. Proj.,
               Ser. B,
               (Gtd. by Morton Intl.),
               4.44%, VRDN....................................        5,000,000
                                                                 --------------
                                                                      5,550,000
                                                                 --------------
              Missouri - 0.2%
    1,000,000 Jasper Cnty., MO IDRB, Farmers Chemical Co.
               Proj.,
               (LOC: Rabobank Nederland),
               4.15%, VRDN....................................        1,000,000
      900,000 Kansas City, MO IDA RRB,
               (LOC: Mercantile Bank of St. Louis),
               4.26%, VRDN....................................          900,000
                                                                 --------------
                                                                      1,900,000
                                                                 --------------
              Nebraska - 0.8%
    1,000,000 Gage Cnty., NE IDRB, Farmland Inds., Inc. Proj.,
               (LOC: Rabobank Nederland),
               4.15%, VRDN....................................        1,000,000
    6,190,000 Nebraska Investment Fin. MHRB,
               Apple Creek Associates,
               (LOC: Northern Trust Bank),
               4.25%, VRDN....................................        6,190,000
    1,000,000 Saline Cnty., NE IDRB, Farmland Foods Proj.,
               Ser. B,
               (LOC: Rabobank Nederland),
               4.15%, VRDN....................................        1,000,000
                                                                 --------------
                                                                      8,190,000
                                                                 --------------
              Nevada - 1.0%
   10,995,000 Clark Cnty., NV IDRB PFOTER,
               (LIQ: Merrill Lynch Corp.),
               4.20%, VRDN (a)................................       10,995,000
                                                                 --------------
              New Hampshire - 0.2%
    2,500,000 New Hampshire Business Fin. Auth. IDRB, Voith
               Sulzer Paper Proj., (LOC: Firstar Bank,
               Milwaukee),
               4.10%, VRDN....................................        2,500,000
                                                                 --------------

  Principal
    Amount                                                           Value

 MUNICIPAL OBLIGATIONS - continued
              New Jersey - 2.1%
 $  6,490,000 New Jersey EDA Assisted Living RB, (LIQ: Merrill
               Lynch Corp.),
               4.25%, VRDN....................................   $    6,490,000
   16,380,000 New Jersey EDA RB,
               (LIQ: Merrill Lynch Corp.),
               4.11%, VRDN....................................       16,380,000
                                                                 --------------
                                                                     22,870,000
                                                                 --------------
              New York - 2.2%
    2,000,000 New York Dormitory Auth. MSTR,
               (LOC: Credit Suisse First Boston & Ins. by
               FGIC),
               4.07%, VRDN....................................        2,000,000
   21,845,000 New York, NY Muni. Wtr. & Swr.,
               ABN-Amro Munitops Certificates Trust, Ser.
               1998-2,
               (LOC: ABN Amro-Bank & Ins. by AMBAC),
               4.00%, VRDN (a)................................       21,845,000
                                                                 --------------
                                                                     23,845,000
                                                                 --------------
              North Carolina - 1.2%
    5,000,000 Robeson Cnty., NC Indl. Facs. PCRB,
               Core Inds., Inc. Proj., Ser. 1991,
               (LOC: Bank One, N.A.),
               4.10%, VRDN....................................        5,000,000
    1,400,000 Rowan Cnty., NC Indl. Facs. PCRB, PHC LLC Proj.,
               (LOC: Southtrust Bank, N.A.),
               4.11%, VRDN....................................        1,400,000
    5,920,000 Wake Cnty. NC HFA MHRB,
               (LIQ: Merrill Lynch Corp.),
               4.25%, VRDN....................................        5,920,000
                                                                 --------------
                                                                     12,320,000
                                                                 --------------
              Ohio - 2.6%
   17,000,000 Ohio HFA Mtge. RB,
               (LOC: Caisse de Depots et Consignations),
               3.78%, 5/18/2000...............................       16,999,342
   11,000,000 Ohio Wtr. Dev. PCRRB, Phillip Morris Co. Proj.,
               (Gtd. by Phillip Morris Co.),
               4.00%, VRDN....................................       11,000,000
                                                                 --------------
                                                                     27,999,342
                                                                 --------------
              Oklahoma - 0.6%
    1,000,000 Garfield Cnty., OK IDRB, Farmland Inds. Inc.
               Proj.,
               (LOC: Rabobank Nederland),
               4.15%, VRDN....................................        1,000,000
    5,000,000 Tulsas Port Catoosa, OK Facs. IDRB, Asphalt
               Products,
               (LOC: Bank of America NT & SA),
               4.05%, VRDN....................................        5,000,000
                                                                 --------------
                                                                      6,000,000
                                                                 --------------
              Oregon - 1.8%
  15,600,000  Oregon EDA RRB, Pacific Corp. Proj., (LOC:
               Deutsche Bank Genosn),
               4.16%, VRDN....................................       15,600,000

                                   EVERGREEN
                       Select Municipal Money Market Fund
                       Schedule of Investments (continued)
                               February 29, 2000

  Principal
    Amount                                                           Value

 MUNICIPAL OBLIGATIONS - continued
              Oregon - continued
 $  3,900,000 Oregon Metropolitan Svcs. Dist.
               Wst. Disposal RB, Riedel, OR
               Compost Co. Proj.,
               (LOC: U.S. Bank, N.A.),
               4.05%, VRDN....................................   $    3,900,000
                                                                 --------------
                                                                     19,500,000
                                                                 --------------
              Pennsylvania - 5.6%
              Allegheny Cnty., PA Hosp. Dev. Auth. RB:
    5,485,000  Presbyterian Univ. Hosp.,
               (LOC: Bank One, N.A.),
               3.95%, VRDN....................................        5,485,000
    1,600,000  St. Margaret Mem. Hosp.,
               (LOC: Mellon Bank, N.A.),
               3.95%, VRDN....................................        1,600,000
   11,000,000 Clinton Cnty., PA IDA Solid Wst.
               Disposal RB, Intl. Paper Co. Proj.,
               Ser. A, (Gtd. by Intl. Paper),
               4.70%, VRDN....................................       11,000,000
   19,400,000 Delaware Valley, PA Regl. Fin. Auth. RB, (Ins.
               by AMBAC),
               4.01%, VRDN....................................       19,400,000
    4,200,000 Emmaus, PA General Auth. RB,
               (LOC: Bayerische Landes Bank),
               4.00%, VRDN....................................        4,200,000
   10,925,000 Montgomergy Cnty., PA MSTR,
               Abbington Mem. Hosp., Ser. 1998-31 Cl. A, (LIQ:
               Bear Stearns Capital Markets & Ins. by AMBAC),
               3.51%, VRDN (a) ...............................       10,925,000
    7,565,000 Philadelphia, PA Wtr. & Wst. Wtr. Mgmt. RB, Ser.
               99-1, (LOC: Commerz Bank & Ins. by AMBAC),
               4.06%, VRDN (a)................................        7,565,000
                                                                 --------------
                                                                     60,175,000
                                                                 --------------
              Rhode Island - 3.0%
   32,200,000 Rhode Island Hlth. & Edl. Bldg. MSTR, Ser. 1999-
               69B Cl. A, (LIQ: Bear Stearns Capital Markets),
               3.81%, VRDN (a)................................       32,200,000
                                                                 --------------
              South Carolina - 0.3%
    3,500,000 South Carolina Jobs EDA RB,
               Ebyl Cartex, Inc. Proj.,
               (LOC: Southtrust Bank, N.A.),
               4.16%, VRDN....................................        3,500,000
                                                                 --------------
              South Dakota - 0.2%
    2,410,000 South Dakota Hsg. Dev. Auth. RB, Home Ownership
               Mtge. Ser. D,
               4.20%, 2/1/2001................................        2,410,000
                                                                 --------------

  Principal
    Amount                                                           Value

 MUNICIPAL OBLIGATIONS - continued
              Tennessee - 2.4%
 $  7,000,000 Chattanooga, TN IDRB, Synair Corp. Proj., (LOC:
               Amsouth Bank, N.A.),
               4.10%, VRDN....................................   $    7,000,000
    1,484,000 Franklin Cnty., TN IDRB, Franklin Inds., Inc.
               Proj., (LOC: Bank of America NT & SA),
               4.05%, VRDN....................................        1,484,000
    4,785,000 Henderson, TN IDRB, Premier Manufacturing Corp.,
               Ser. 95,
               (LOC: Natl. City Bank),
               4.10%, VRDN....................................        4,785,000
    6,626,000 Metropolitan Govt. Nashville & Davidson Cnty.,
               TN Hlth. & Ed. Facs. RRB, (Ins. by MBIA),
               4.40%, VRDN....................................        6,626,000
    4,000,000 Tullahoma, TN IDRRB, Rock TN Converting Proj.,
               (LOC: Suntrust Bank),
               4.05%, VRDN....................................        4,000,000
    2,000,000 Wilson Cnty., TN IDRB, John Deal Coatings, Inc.
               Proj.,
               (LOC: First American Natl. Bank),
               4.21%, VRDN....................................        2,000,000
                                                                 --------------
                                                                     25,895,000
                                                                 --------------
              Texas - 4.2%
    9,000,000 Amarillo, TX Hlth. Facs. Corp. RB, Panhandle
               Pooled Hlth. Care,
               (LOC: Banque Paribas),
               4.10%, VRDN....................................        9,000,000
    9,545,000 Bexar Cnty., TX Hsg. Fin. Corp. MHRB, (LIQ:
               Merrill Lynch Corp.),
               4.20%, VRDN....................................        9,545,000
    2,730,000 Galveston, TX HFA MHRRB, Village-By-The-Sea
               Apts. Proj.,
               (LOC: Sumitomo Bank Ltd.),
               5.40%, VRDN....................................        2,730,000
    7,000,000 Greater East TX Higher Ed. RB,
               Ser. B, (Ins. by SLMA),
               4.22%, 2/1/2001................................        7,000,000
    7,000,000 Gulf Coast, TX IDA RB, Nisseki Chemical Proj.,
               (LOC: Bank of Tokyo-Mitsubishi),
               4.75%, VRDN....................................        7,000,000
   10,000,000 Port Arthur, TX Navigation Dist. Env. Facs. RB,
               Motiva Enterprises LLC Proj.,
               (Gtd. by Motiva Enterprsies),
               4.05%, VRDN....................................       10,000,000
                                                                 --------------
                                                                     45,275,000
                                                                 --------------
              Utah - 0.4%
    3,810,000 Utah Cnty., UT IDRB, McWane, Inc. Proj., (LOC:
               Amsouth Bank, N.A.),
               4.10%, VRDN....................................        3,810,000
                                                                 --------------

                                   EVERGREEN
                      Select Municipal Money Market Fund
                       Schedule of Investments (continued)
                               February 29, 2000

  Principal
    Amount                                                           Value

 MUNICIPAL OBLIGATIONS - continued
              Virginia - 2.9%
 $  1,815,000 Buena Vista, VA IDRRB, Everbrite, Inc. Proj.,
               (LOC: Marshall & Isley Bank),
               4.25%, VRDN....................................   $    1,815,000
    1,500,000 Chesapeake, VA IDRB, Sumitomo Machine Co. Proj.,
               (LOC: Sumitomo Bank Ltd.),
               5.35%, VRDN....................................        1,500,000
    2,600,000 Colonial Heights, VA IDRRB, Phillip Morris Co.
               Proj.,
               (Gtd. by Phillip Morris Co.),
               4.00%, VRDN....................................        2,600,000
    7,100,000 Dinwiddie Cnty., VA IDA RB, Chaparral East Proj.
               A,
               (LOC: Bank of America),
               3.95%, VRDN....................................        7,100,000
    2,900,000 Norfolk, VA GO,
               5.13%, 6/1/2000................................        2,907,667
    8,200,000 Peninsula Port Auth., VA, IDRB, Kinyo, VA, Inc.
               Proj.,
               (LOC: Indl. Bank of Japan),
               4.80%, VRDN....................................        8,200,000
    1,700,000 Richmond, VA IDRRB, Phillip Morris Co. Proj.,
               (Gtd. by Phillip Morris Co.),
               4.00%, VRDN....................................        1,700,000
    4,995,000 Virginia Beach, VA Dev. Auth. MHRB, (Ins. by
               MBIA),
               4.25%, VRDN....................................        4,995,000
                                                                 --------------
                                                                     30,817,667
                                                                 --------------
              Washington - 2.0%
    2,325,000 Pierce Cnty., WA EDA, Northwest Banking Proj.,
               (LOC: U.S. Bank, N.A.),
               4.25%, VRDN....................................        2,325,000
    3,000,000 Port Bellingham, WA IDRB, Multi Mode Bakerview
               Proj.,
               4.10%, VRDN....................................        3,000,000
    3,280,000 Port Seattle, WA RB, Ser. 1994,
               5.00%, 5/1/2000................................        3,285,327
              Washington EDA RB,
               (LOC: U.S. Bank, N.A.):
    2,000,000  Ace Tank Proj.,
               4.10%, VRDN....................................        2,000,000
    4,500,000  Pacific Coast Shredding Proj.,
               4.10%, VRDN....................................        4,500,000
    4,475,000 Washington HFA MFRB,
               Cedar Landing Apt. Proj.,
               (LOC: U.S. Bank, N.A.),
               4.10%, VRDN....................................        4,475,000
    1,545,000 Washington Hsg. Fin. Commission RB, Summerglen
               Apt. Proj., (LOC: Key Bank, N.A.),
               4.10%, VRDN....................................        1,545,000
                                                                 --------------
                                                                     21,130,327
                                                                 --------------

  Principal
    Amount                                                           Value

 MUNICIPAL OBLIGATIONS - continued
              West Virginia - 2.7%
              West Virgina Hsg. Dev. Fund:
 $  1,700,000  Ser. 1999-C,
               4.20%, 3/23/2000...............................   $    1,700,000
    5,415,000  Ser. 1999-F,
               4.20%, 4/18/2000...............................        5,415,000
   21,295,000 West Virginia Hosp. Fin. Auth. RB, (LIQ: Merrill
               Lynch Corp. & Ins. by MBIA),
               4.20%, VRDN....................................       21,295,000
                                                                 --------------
                                                                     28,410,000
                                                                 --------------
              Wisconsin - 3.0%
    4,000,000 Kohler, WI Solid Wst. Disposal RB, Kohler Co.
               Proj.,
               (LOC: Wachovia Bank),
               4.08%, VRDN....................................        4,000,000
    4,000,000 Ladysmith, WI Solid Wst. Disposal Fac. RB,
               Cityforest Corp. Proj., (LOC: Union Bank of
               California),
               4.35%, VRDN....................................        4,000,000
    3,100,000 Mantowoc, WI IDRB, Northern Labs, Inc. Proj.,
               (LOC: Firstar Bank, Milwaukee),
               4.10%, VRDN....................................        3,100,000
    5,000,000 Milwaukee, WI IDRB, Sellars Absorbant Materials
               Proj.,
               (LOC: Firstar Bank, Milwaukee),
               4.20%, VRDN....................................        5,000,000
              Wisconsin, Hsg. & EDA MSTR:
    4,200,000  Home Ownership,
               (LOC: Caisse de Depots et Consignations),
               4.14%, VRDN (a)................................        4,200,000
   11,855,000  Ser. 1999-74, Cl. A,
               (LIQ: Bear Stearns Capital Markets),
               3.49%, VRDN....................................       11,855,000
                                                                 --------------
                                                                     32,155,000
                                                                 --------------
              Wyoming - 4.1%
    6,700,000 Lincoln Cnty., WY Env. Impt. RB, Pacificorp
               Proj., Ser. 1995, (Gtd. by Pacificorp),
               4.00%, VRDN....................................        6,700,000
   15,000,000 Lincoln Cnty., WY PCRRB, Pacificorp. Proj, (Gtd.
               by Pacificorp.),
               4.05%, VRDN....................................       15,000,000
   21,500,000 Sweetwater Cnty., WY, Env. Impt. RB, SF
               Phosphates, Ltd. Proj., (LOC: Rabobank
               Nederlands),
               4.10%, VRDN....................................       21,500,000
                                                                 --------------
                                                                     43,200,000
                                                                 --------------

                                   EVERGREEN
                       Select Municipal Money Market Fund
                       Schedule of Investments (continued)
                               February 29, 2000

  Principal
    Amount                                                          Value

 MUNICIPAL OBLIGATIONS - continued
              Other - 24.2%
              Clipper Tax Exempt Certificates Trust COP:
 $ 45,768,000  Ser. 1998-1,
               (LOC: State Street Bank & Trust Co. & Ins. by
               MBIA),
               4.21%, VRDN (a)................................  $   45,768,000
   54,384,000  Ser. 1999-2,
               4.21%, VRDN....................................      54,384,000
   13,695,000 IBM Tax Exempt Grantor Trust,
               Ser. 1999-A,
               (LIQ: Merrill Lynch Corp.),
               4.11%, VRDN....................................      13,695,000
              Macon Trust PVRC:
   13,845,000  Ser. A,
               (LOC: Bank of America),
               4.22%, VRDN....................................      13,845,000
   21,490,000 Various Issuers,
               (LOC: Bank of America NT & SA),
               4.27%, VRDN (a)................................      21,490,000
              Morgan Keegan Muni. Products, Inc.:
    4,667,000  Ser. D,
               (LOC: Credit Local de France),
               4.16%, VRDN....................................       4,667,000
   46,645,000  Ser. F,
               4.16%, VRDN....................................      46,645,000

  Principal
    Amount                                                            Value

 MUNICIPAL OBLIGATIONS - continued
              Other - continued
 $  4,840,022 Pitney Bowes Credit Corp.
               Leasetops, Ser. 1999-2,
               (SPA: Pitney Bowes),
               4.27%, VRDN.....................................   $    4,840,022
              Pooled PFOTER:
    2,810,000 3.70%, 5/11/2000.................................        2,810,000
   15,455,000 3.90%, 3/1/2000..................................       15,455,000
   20,585,000 4.25%, 3/2/2000..................................       20,585,000
    9,010,000 4.25%, 3/2/2000..................................        9,010,000
    4,405,000 4.36%, 3/2/2000..................................        4,405,000
                                                                  --------------
                                                                     257,599,022
                                                                  --------------
              Total Municipal Obligations
               (cost $1,049,610,791)...........................    1,049,610,791
                                                                  --------------

    Shares                                                            Value
 MUTUAL FUND SHARES - 1.2%
   12,800,000 Federated Municipal Obligation Fund,
               (cost $12,800,000) .............................       12,800,000
                                                                  --------------

              Total Investments -
               (cost $1,062,410,791)....................    99.6%  1,062,410,791
              Other Assets and Liabilities - net........     0.4       3,752,194
                                                           -----  --------------
              Net Assets................................   100.0% $1,066,162,985
                                                           =====  ==============

                See Combined Notes to Schedules of Investments.

                                   EVERGREEN
                       Select Treasury Money Market Fund
                            Schedule of Investments
                               February 29, 2000

  Principal
    Amount                                                           Value

 U.S. TREASURY NOTES - 23.3%
 $ 30,000,000 5.50%, 3/31/2000+...............................   $   30,008,900
   40,000,000 6.375%, 5/15/2000+..............................       40,106,885
  125,000,000 5.50%, 5/31/2000+...............................      125,168,363
   75,000,000 8.75%, 8/15/2000................................       76,134,382
   50,000,000 5.125%, 8/31/2000...............................       49,918,331
  125,000,000 4.50% - 6.125%, 9/30/2000.......................      125,166,396
  150,000,000 4.625%, 11/30/2000..............................      148,810,688
   50,000,000 4.625%,12/31/2000...............................       49,374,512
   75,000,000 4.50%, 1/31/2001................................       73,819,727
   25,000,000 5.375%, 2/15/2001...............................       24,765,119
                                                                 --------------
              Total U.S. Treasury Notes (cost $743,273,303)...      743,273,303
                                                                 --------------
 REPURCHASE AGREEMENTS* - 82.5%
  160,000,000 ABN Amro, Inc.,
               5.75%, dated 2/29/2000, due 3/1/2000, maturity
               value $160,025,556
               (cost $160,000,000) (1)........................      160,000,000
  160,000,000 Barclays DeZeote Wedd Securities,
               5.77%, dated 2/29/2000, due 3/1/2000, maturity
               value $160,025,644
               (cost $160,000,000) (2)........................      160,000,000
  160,000,000 Credit Suisse First Boston Corp.,
               5.75%, dated 2/29/2000, due 3/1/2000, maturity
               value $160,025,556
               (cost $160,000,000) (3)........................      160,000,000
  400,000,000 Deutsche Bank AG,
               5.76%, dated 2/28/2000, due 3/6/2000, maturity
               value $400,064,000
               (cost $400,000,000) (4)........................      400,000,000
   30,300,000 Deutsche Bank AG,
               5.83%, dated 12/22/1999, due 3/31/2000,
               maturity value $30,790,692
               (cost $30,300,000) (4)**.......................       30,300,000
  160,000,000 Dresdner Bank AG,
               5.75%, dated 2/29/2000, due 3/1/2000, maturity
               value $160,025,556
               (cost $160,000,000) (5)........................      160,000,000
  125,156,250 Dresdner Bank AG,
               5.85%, dated 12/22/1999, due 5/31/2000,
               maturity value $128,430,650
               (cost $125,156,250) (6)**......................      125,156,250
  160,000,000 Greenwich Capital Markets,
               5.75%, dated 2/29/2000, due 3/1/2000, maturity
               value $160,025,556
               (cost $160,000,000) (7)........................      160,000,000
  160,000,000 HSBC Securities, Inc.,
               5.78%, dated 2/29/2000, due 3/1/2000, maturity
               value $160,025,689
               (cost $160,000,000) (8)........................      160,000,000

  Principal
    Amount                                                           Value

 REPURCHASE AGREEMENTS* - continued
 $160,000,000 J.P. Morgan Securities, Inc.,
               5.76%, dated 2/29/2000, due 3/1/2000, maturity
               value $160,025,600
               (cost $160,000,000) (9)........................   $  160,000,000
  160,000,000 Lehman Brothers, Inc.,
               5.70%, dated 2/29/2000, due 3/1/2000, maturity
               value $160,025,333
               (cost $160,000,000) (10).......................      160,000,000
   40,000,000 Merrill Lynch, Pierce, Fenner & Smith, Inc.,
               5.65%, dated 2/29/2000, due 3/1/2000, maturity
               value $40,006,278
               (cost $40,000,000) (11)........................       40,000,000
  160,000,000 Morgan Stanley & Co.,
               5.70%, dated 2/29/2000, due 3/1/2000, maturity
               value $160,025,333
               (cost $160,000,000) (12).......................      160,000,000
   40,350,000 Morgan Stanley & Co.,
               5.85%, dated 12/22/1999, due 5/15/2000,
               maturity value $41,300,747
               (cost $40,350,000) (13)**......................       40,350,000
  160,000,000 Salomon Smith Barney, Inc.,
               5.75%, dated 2/29/2000, due 3/1/2000, maturity
               value $160,025,556
               (cost $160,000,000) (14).......................      160,000,000
   79,342,573 Societe Generale,
               5.74%, dated 2/29/2000, due 3/1/2000, maturity
               value $79,355,224
               (cost $79,342,573) (15)........................       79,342,573
  160,000,000 State Street Bank & Trust Co.,
               5.76%, dated 2/29/2000, due 3/1/2000, maturity
               value $160,025,600
               (cost $160,000,000) (16).......................      160,000,000
  160,000,000 Warburg Dillon Reed LLC,
               5.77%, dated 2/29/2000, due 3/1/2000, maturity
               value $160,025,644
               (cost $160,000,000) (17).......................      160,000,000
                                                                 --------------
              Total Repurchase Agreement
               (cost $2,635,148,823)..........................    2,635,148,823
                                                                 --------------

    Shares                                                           Value

 MUTUAL FUND SHARES - 0.4%
   13,563,310 Fidelity U.S. Treasury Portfolio
               (cost $13,563,310).............................       13,563,310
                                                                 --------------

              Total Investments -
               (cost $3,391,985,436)...................   106.2%  3,391,985,436
              Other Assets and Liabilities - net.......    (6.2)   (199,050,289)
                                                          -----  --------------
              Net Assets...............................   100.0% $3,192,935,147
                                                          =====  ==============

                                   EVERGREEN
                       Select Treasury Money Market Fund
                       Schedule of Investments (continued)
                               February 29, 2000

**   Represents collateral received for securities on loan.
+    Securities are on loan (see note 7).
*    Collateralized by:
(1)  $180,431,000 U.S. Treasury Bonds, 5.25% to 8.00%, 11/15/2021 to 11/15/2028;
     value including accrued interest - $160,001,030.
(2)  $156,043,000 U.S. Treasury STRIPS, 3.625%, 07/15/2002; value including ac-
     crued interest - $160,000,974.
(3)  $163,725,000 U.S. Treasury Notes, 5.875% to 6.25%, 04/30/2001 to
     11/30/2001; value including accrued interest - $164,823,035.
(4)  $994,822,931 GNMA, 6.00% to 8.50%., 02/15/2022 to 11/15/2029; value includ-
     ing accrued interest - $430,300,000.
(5)  $170,760,000 U.S. Treasury Notes, 4.75% to 6.50%, 08/31/2001 to 11/15/2008;
     value including accrued interest - $163,200,198.
(6)  $168,710,062 GNMA, 7.00% to 7.50%., 01/15/2028 to 08/20/2028; value includ-
     ing accrued interest - $127,662,324.
(7) $161,990,000 U.S. Treasury Notes, 6.50%, 02/15/2010; value included accrued interest - $163,204,934.
(8)  $515,338,000 U.S. Treasury STRIPS, 05/15/2011 to 11/15/2028; value includ-
     ing accrued interest - $163,201,931.
(9) $70,750,000 U.S. Treasury Notes, 7.50%, 05/15/2002; value including accrued interest - $72,208,744, $71,393,000 U.S. Treasury Bonds, 7.25% to 11.25%,
     02/15/2015 to 05/15/2016; value including accrued interest - $87,792,375.
(10) $27,181,000 U.S. Treasury Notes, 4.75%, 11/15/2008; value including ac-
     crued interest - $24,252,856, $115,004,000 U.S. Treasury Bonds, 7.625% to
     13.75%, 08/15/2003 to 02/15/2025; value including accrued interest - $138,919,086.
(11) $40,250,000 U.S. Treasury Notes, 6.50%, 10/15/2006; value including ac-
     crued interest - $40,801,852.
(12) $130,275,000 U.S. Treasury Bonds, 8.875%, 02/15/2019; value including ac-
     crued interest - $160,279,180.
(13) $49,146,194 GNMA, 5.50% to 7.50%., 12/15/2001 to 02/15/2030; value includ-
     ing accrued interest - $40,561,384.
(14) $323,890,000 U.S. Treasury STRIPS, 6.375% to 10.75%, 08/15/2002 to
     08/15/2022; value including accrued interest - $159,519,217. $985,000 U.S.
     Treasury Notes, 5.75%, 10/31/2000; value included accrued interest - $981,103,
(15) $32,617,000 U.S. Treasury Bonds, 6.125% to 9.875%, 11/15/2015 to
     08/15/2029; value including accrued interest - $37,408,977, $43,089,000
     U.S. Treasury Notes, 5.50% to 6.25%, 08/31/2000 to 05/15/2009; value in-
     cluding accrued interest - $41,968,975.
(16) $171,385,000 U.S. Treasury Notes, 3.375% to 3.625%, 01/15/2007 to
     01/15/2008; value including accrued interest - $163,236,547.
(17) $163,400,000 U.S. Treasury STRIPS, 3.875%, 01/15/2009; value including ac-
     crued interest - $163,204,452.

                See Combined Notes to Schedules of Investments.

                                   EVERGREEN
                       Select US Government Money Market
                            Schedule of Investments
                               February 29, 2000

  Principal
   Amount                                                              Value

 U. S. AGENCY OBLIGATIONS - 83.2%
             FHLB:
 $ 1,500,000 4.98%, 3/29/2000.....................................  $  1,499,860
   2,000,000 5.10%, 3/3/2000......................................     1,999,995
             FHLMC:
  15,000,000 5.58%, 3/14/2000.....................................    14,969,775
  10,000,000 5.64%, 3/7/2000......................................     9,990,600
   5,000,000 5.68%, 3/20/2000.....................................     4,999,694
   7,000,000 5.76%, 4/18/2000.....................................     6,946,240
   2,000,000 6.35%, 1/5/2001......................................     1,999,897
             FNMA:
  15,000,000 5.58%, 3/2/2000......................................    14,997,675
   5,000,000 5.91%, 3/23/2000.....................................     4,982,217
   2,500,000 6.57%, 2/22/2001.....................................     2,498,679
   5,000,000 6.625%, 7/12/2000....................................     5,009,061


  Principal
   Amount                                                             Value

 U. S. AGENCY OBLIGATIONS - continued
             SLMA:
 $ 5,000,000 6.045%, 11/3/2000..................................   $  4,999,528
  25,000,000 6.531%, 10/4/2000..................................     25,030,863
  15,000,000 Tennessee Valley Auth.,
              5.69%, 3/1/2000...................................     15,000,000
                                                                   ------------
             Total U. S. Agency Obligations
              (cost $114,924,084)...............................    114,924,084
                                                                   ------------
 REPURCHASE AGREEMENTS - 16.7%
  23,129,432 Societe Generale*,
              5.74%, dated 2/29/2000, due 3/1/2000, maturity
              value $23,133,120 (cost $23,129,432)..............     23,129,432
                                                                   ------------

             Total Investments - (cost $138,053,516)......    99.9%  138,053,516
             Other Assets and Liabilities - net...........     0.1       110,543
                                                             -----  ------------
             Net Assets...................................   100.0% $138,164,059
                                                             =====  ============

*  Collateralized by $13,912,000 U.S. Treasury Notes, 5.875%, 10/31/2001
   and $7,632,000 U.S. Treasury Bonds, 8.75%, 8/15/2020; value including accrued interest - $23,143,265.



                See Combined Notes to Schedules of Investments.

                                   EVERGREEN
                     Select 100% Treasury Money Market Fund
                            Schedule of Investments
                               February 29, 2000

  Principal
    Amount                                                             Value

 U.S. TREASURY BILLS - 50.5%
 $ 76,295,000 4.99%, 3/2/2000 (b)................................   $ 76,284,509
   33,830,000 4.70% - 5.21%, 3/9/2000 (b)........................     33,794,275
    1,720,000 5.27%, 3/16/2000 (b)...............................      1,716,223
   20,022,000 5.00%, 3/30/2000 (b)...............................     19,941,356
      115,000 5.31%, 4/6/2000 (b)................................        114,389
    7,424,000 5.50%, 4/20/2000 (b)...............................      7,367,289
  121,613,000 5.68% - 5.695%, 4/27/2000 (b)......................    120,517,946
      110,000 5.48%, 5/18/2000 (b)...............................        108,694
    8,850,000 5.545%, 6/15/2000 (b)..............................      8,705,507
                                                                    ------------
              Total U.S. Treasury Bills (cost $268,550,188)......    268,550,188
                                                                    ------------

  Principal
    Amount                                                             Value

 U.S. TREASURY NOTES - 49.1%
 $ 30,678,000 5.50% - 6.875%, 3/31/2000..........................   $ 30,705,861
   48,560,000 5.625%, 4/30/2000..................................     48,542,147
   24,954,000 6.375%, 5/15/2000..................................     25,003,377
   57,193,000 5.50% - 6.25%, 5/31/2000...........................     57,260,591
    2,571,000 5.875%, 6/30/2000..................................      2,574,135
   71,566,000 5.375%, 7/31/2000..................................     71,494,654
   20,981,000 6.00%, 8/15/2000...................................     20,992,057
    3,429,000 6.125%, 9/30/2000..................................      3,439,198
      630,000 5.75%, 10/31/2000..................................        628,145
                                                                    ------------
              Total U.S. Treasury Notes (cost $260,640,165)......    260,640,165
                                                                    ------------

              Total Investments - (cost $529,190,353).....    99.6%  529,190,353
              Other Assets and Liabilities - net..........     0.4     2,227,258
                                                             -----  ------------
              Net Assets..................................   100.0% $531,417,611
                                                             =====  ============

                See Combined Notes to Schedules of Investments.

                                   EVERGREEN
                   Combined Notes to Schedules of Investments
                               February 29, 2000

(a) Security that may be resold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933. This security has been determined to be liquid under guidelines established by the Board of Trustees.
(b) Effective yield (calculated at the date of purchase) is the yield at which the bill accretes on an annual basis until maturity date.
(c) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations plus accrued interest based on market prices at Febru-ary 29, 2000.

Summary of Abbreviations:

 AMBAC  American Municipal Bond Assurance Corp.
 BAN    Bond Anticipation Note
 CDA    Community Development Authority
 COP    Certificates of Participation
 EDA    Economic Development Authority
 FGIC   Financial Guaranty Insurance Corp.
 FHLB   Federal Home Loan Banks
 FHLMC  Federal Home Loan Mortgage Corp.
 FNMA   Federal National Mortgage Association
 GNMA   Government National Mortgage Association
 GO     General Obligation
 HFA    Housing Finance Authority
 IDA    Industrial Development Authority
 IDRB   Industrial Development Revenue Bond
 IDRRB  Industrial Development Refunding Revenue Bond
 IFA    Industrial Finance Authority
 LIQ    Liquidity Provider
 LOC    Letter of Credit
 MBIA   Municipal Bond Investors Assurance Corp.
 MHRB   Multifamily Housing Revenue Bond
 MHRRB  Multifamily Housing Refunding Revenue Bond
 MSTR   Municipal Securities Trust Receipts
 MTN    Medium Term Notes
 PCRB   Pollution Control Revenue Bond
 PCRRB  Pollution Control Refunding Revenue Bond
 PFOTER Puttable Floating Option Tax Exempt Receipts
 PVRC   Pooled Variable Rate Certificates
 RB     Revenue Bond
 RRB    Refunding Revenue Bond
 SFHRB  Single Family Housing Revenue Bond
 SLMA   Student Loan Marketing Association
 SPA    Securities Purchase Agreement
 STRIPS Separately Traded Registered Interest and Principal Securities
 VRDN   Variable Rate Demand Note

Variable Rate Demand Notes are payable on demand no more than seven calendar days after notice is given by the Fund to the issuer or other parties not af-filiated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at February 29, 2000.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of prin-cipal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered deriva-tive securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and mar-ket risk.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Select Money Market Funds
                      Statements of Assets and Liabilities
                               February 29, 2000

                                Select          Select         Select      Select U.S.      Select
                             Money Market     Municipal       Treasury      Government   100% Treasury
                                 Fund            Fund           Fund           Fund          Fund
------------------------------------------------------------------------------------------------------
 Assets
 Investments in
  securities.............   $6,516,535,355  $1,062,410,791 $  756,836,613  $114,924,084  $529,190,353
 Investments in
  repurchase agreements..       14,228,155               0  2,635,148,823    23,129,432             0
------------------------------------------------------------------------------------------------------
 Investments at amortized
  cost...................    6,530,763,510   1,062,410,791  3,391,985,436   138,053,516   529,190,353
 Cash....................                0       1,711,070              0             0       837,097
 Receivable for Fund
  shares sold............                0         208,909              0             0             0
 Interest receivable.....       47,969,053       5,279,208     11,679,581       507,718     3,574,751
 Deferred organization
  expenses...............            4,709           4,709          4,709             0             0
 Prepaid expenses and
  other assets...........           31,412          18,638        623,411        52,183        51,639
------------------------------------------------------------------------------------------------------
  Total assets...........    6,578,768,684   1,069,633,325  3,404,293,137   138,613,417   533,653,840
------------------------------------------------------------------------------------------------------
 Liabilities
 Distributions payable...       18,445,194       2,942,683     13,256,150       407,176     2,122,251
 Payable for Fund shares
  redeemed...............                0         261,500              0             0             0
 Payable for securities
  on loan................                0               0    197,974,902             0             0
 Payable for securities
  purchased..............       11,984,560               0              0             0             0
 Advisory fee payable....           19,446           3,197          9,300            48           158
 Distribution Plan
  expenses payable.......           18,854          54,865         10,109             0        83,099
 Due to other related
  parties................           10,580           2,610          5,292         5,696           869
 Accrued expenses and
  other liabilities......          632,455         205,485        102,237        36,438        29,852
------------------------------------------------------------------------------------------------------
  Total liabilities......       31,111,089       3,470,340    211,357,990       449,358     2,236,229
------------------------------------------------------------------------------------------------------
 Net assets..............   $6,547,657,595  $1,066,162,985 $3,192,935,147  $138,164,059  $531,417,611
------------------------------------------------------------------------------------------------------
 Net assets represented
  by
 Paid-in capital.........   $6,548,344,523  $1,066,136,961 $3,192,937,603  $138,163,076  $531,382,170
 Undistributed net
  investment income......                0          26,024              0         1,463       155,017
 Accumulated net realized
  gains or losses on
  securities.............         (686,928)              0         (2,456)         (480)     (119,576)
------------------------------------------------------------------------------------------------------
 Total net assets........   $6,547,657,595  $1,066,162,985 $3,192,935,147  $138,164,059  $531,417,611
------------------------------------------------------------------------------------------------------
 Net assets consists of
 Class I.................   $3,848,004,965  $  937,122,094 $1,685,986,388  $138,156,448  $352,985,205
 Class IS................    2,699,652,630     129,040,891  1,506,948,759         7,611   178,432,406
------------------------------------------------------------------------------------------------------
 Total net assets........   $6,547,657,595  $1,066,162,985 $3,192,935,147  $138,164,059  $531,417,611
------------------------------------------------------------------------------------------------------
 Shares outstanding
 Class I.................    3,848,393,550     937,103,245  1,685,988,182   138,156,732   352,930,730
 Class IS................    2,699,977,411     129,034,692  1,506,948,671         7,611   178,451,440
------------------------------------------------------------------------------------------------------
 Net asset value per
  share
 Class I.................   $         1.00  $         1.00 $         1.00  $       1.00  $       1.00
------------------------------------------------------------------------------------------------------
 Class IS................   $         1.00  $         1.00 $         1.00  $       1.00  $       1.00
------------------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Select Money Market Funds
                            Statements of Operations
                     For the Period Ended February 29, 2000

                              Select       Select        Select     Select U.S.     Select
                           Money Market   Municipal     Treasury    Government   100% Treasury
                               Fund         Fund          Fund       Fund (a)        Fund
----------------------------------------------------------------------------------------------
 Investment income
 Interest...............   $307,504,034  $39,990,770  $174,645,042  $1,976,735    $27,215,752
----------------------------------------------------------------------------------------------
 Expenses
 Advisory fee...........      8,038,456    1,566,787     4,927,010      42,020      1,361,205
 Distribution Plan
  expenses..............      6,152,501      336,527     3,834,356           3        358,262
 Administrative services
  fees..................      1,677,588      320,335       999,837      21,010        162,831
 Transfer agent fee.....         86,555        3,632        39,873       1,031            526
 Custodian fee..........      1,202,122      342,796       357,691       8,111        143,660
 Registration and filing
  fees..................        884,595      191,797         9,868      25,573         29,932
 Professional fees......         52,549       46,854        36,966      19,307         16,984
 Organization expenses..          2,749        2,749         2,749           0              0
 Other..................        393,548       97,029        85,081      17,693         46,441
----------------------------------------------------------------------------------------------
  Total expenses........     18,490,663    2,908,506    10,293,431     134,748      2,119,841
  Less: Expense
   reductions...........       (251,968)     (64,541)     (233,474)     (1,108)       (23,358)
    Fee waivers and
     expense
     reimbursements.....              0            0      (311,339)    (63,603)    (1,151,773)
----------------------------------------------------------------------------------------------
  Net expenses..........     18,238,695    2,843,965     9,748,618      70,037        944,710
----------------------------------------------------------------------------------------------
 Net investment income..    289,265,339   37,146,805   164,896,424   1,906,698     26,271,042
----------------------------------------------------------------------------------------------
 Net realized gains or
  losses on securities..       (269,420)      26,024             0        (284)      (119,576)
----------------------------------------------------------------------------------------------
 Net increase in net
  assets resulting from
  operations............   $288,995,919  $37,172,829  $164,896,424  $1,906,414    $26,151,466
----------------------------------------------------------------------------------------------

(a) For the period from October 1, 1999 (commencement of operations) to Febru-ary 29, 2000.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Select Money Market Funds
                      Statements of Changes in Net Assets
                     For the Period Ended February 29, 2000

                                  Select           Select            Select       Select U.S.       Select
                               Money Market       Municipal         Treasury       Government    100% Treasury
                                   Fund             Fund              Fund          Fund (a)         Fund
----------------------------------------------------------------------------------------------------------------
 Operations
 Net investment income....   $    289,265,339  $    37,146,805  $    164,896,424  $  1,906,698  $    26,271,042
 Net realized gains or
  losses on securities....           (269,420)          26,024                 0          (284)        (119,576)
----------------------------------------------------------------------------------------------------------------
  Net increase in net
   assets resulting from
   operations.............        288,995,919       37,172,829       164,896,424     1,906,414       26,151,466
----------------------------------------------------------------------------------------------------------------
 Distributions to
  shareholders from net
  investment income
 Class I..................       (165,834,341)     (32,915,254)      (93,059,989)   (1,906,650)     (19,710,811)
 Class IS.................       (123,430,998)      (4,341,432)      (71,836,435)          (48)      (6,560,532)
----------------------------------------------------------------------------------------------------------------
  Total distributions to
   shareholders...........       (289,265,339)     (37,256,686)     (164,896,424)   (1,906,698)     (26,271,343)
----------------------------------------------------------------------------------------------------------------
 Capital share
  transactions
 Proceeds from shares
  sold....................     32,569,439,105    2,130,199,709    13,269,568,499   219,754,596    1,775,217,307
 Net asset value of shares
  issued in reinvestment
  of distributions........         98,222,629        4,036,456         9,535,533     1,066,129        1,210,695
 Payment for shares
  redeemed................    (31,442,994,296)  (2,069,232,670)  (13,619,550,894)  (82,656,382)  (1,889,438,632)
 Net asset value of shares
  issued in acquisition of
  CoreFund Liquidity Fund..       227,071,680                0                 0             0                0
----------------------------------------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets resulting
   from capital share
   transactions...........      1,451,739,118       65,003,495      (340,446,862)  138,164,343     (113,010,630)
----------------------------------------------------------------------------------------------------------------
   Total increase
    (decrease) in net
    assets................      1,451,469,698       64,919,638      (340,446,862)  138,164,059     (113,130,507)
 Net assets
 Beginning of period......      5,096,187,897    1,001,243,347     3,533,382,009             0      644,548,118
----------------------------------------------------------------------------------------------------------------
 End of period............   $  6,547,657,595  $ 1,066,162,985  $  3,192,935,147  $138,164,059  $   531,417,611
----------------------------------------------------------------------------------------------------------------
 Undistributed net
  investment income.......   $              0  $        26,024  $              0  $      1,463  $       155,017
----------------------------------------------------------------------------------------------------------------

(a) For the period from October 1, 1999 (commencement of operations) to Febru-ary 29, 2000.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Select Money Market Funds
                      Statements of Changes in Net Assets
                          Year Ended February 28, 1999

                                Select           Select            Select           Select
                             Money Market       Municipal         Treasury       100% Treasury
                                 Fund             Fund              Fund             Fund
------------------------------------------------------------------------------------------------
 Operations
 Net investment income...  $    176,413,952  $    25,052,791  $    154,636,634  $    21,302,660
 Net realized gains or
  losses on securities...           (70,426)         179,190               706          156,345
------------------------------------------------------------------------------------------------
  Net increase in net
   assets resulting from
   operations............       176,343,526       25,231,981       154,637,340       21,459,005
------------------------------------------------------------------------------------------------
 Distributions to share-
  holders from net in-
  vestment income
 Class I.................       (90,470,553)     (21,858,290)      (91,096,717)     (19,522,149)
 Class IS................       (85,943,399)      (3,194,501)      (63,539,917)      (1,780,511)
------------------------------------------------------------------------------------------------
  Total distributions to
   shareholders..........      (176,413,952)     (25,052,791)     (154,636,634)     (21,302,660)
------------------------------------------------------------------------------------------------
 Capital share transac-
  tions
 Proceeds from shares
  sold...................    16,973,312,489    2,469,570,427    11,534,563,778    1,683,680,800
 Net asset value of
  shares issued in
  reinvestment of
  distributions..........        55,547,088        2,005,608        10,002,025           65,916
 Payment for shares
  redeemed...............   (14,857,459,624)  (2,164,226,922)  (10,390,277,275)  (1,289,855,545)
 Net asset value of
  shares issued in
  acquisition of:
  CoreFund Elite Cash
   Reserve...............       657,769,349                0                 0                0
  CoreFund Elite Tax
   Free Reserve..........                 0      189,948,627                 0                0
  CoreFund Elite
   Treasury Reserve......                 0                0       117,332,798                0
------------------------------------------------------------------------------------------------
  Net increase in net
   assets resulting from
   capital share
   transactions..........     2,829,169,302      497,297,740     1,271,621,326      393,891,171
------------------------------------------------------------------------------------------------
   Total increase in net
    assets...............     2,829,098,876      497,476,930     1,271,622,032      394,047,516
 Net assets
 Beginning of period.....     2,267,089,021      503,766,417     2,261,759,977      250,500,602
------------------------------------------------------------------------------------------------
 End of period...........  $  5,096,187,897  $ 1,001,243,347  $  3,533,382,009  $   644,548,118
------------------------------------------------------------------------------------------------
 Undistributed net
  investment income......  $              0  $       109,881  $              0  $       155,318
------------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                     Combined Notes to Financial Statements

1. ORGANIZATION

The Evergreen Select Money Market Funds consist of Evergreen Select Money Mar-ket Fund ("Select Money Market Fund"), Evergreen Select Municipal Money Market Fund ("Select Municipal Fund"), Evergreen Select Treasury Money Market Fund ("Select Treasury Fund"), Evergreen Select U.S. Government Money Market Fund ("Select U.S. Government Fund") and Evergreen Select 100% Treasury Money Market Fund ("Select 100% Treasury Fund"), (collectively, the "Funds"). Each Fund is a diversified series of Evergreen Select Money Market Trust (the "Trust"), a Del-aware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Funds offer Institution Shares ("Class I") and Institutional Service Shares ("Class IS") which are sold without a front-end sales charge. Class IS shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently fol-lowed by the Funds in the preparation of their financial statements. The poli-cies are in conformity with generally accepted accounting principles, which re-quire management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Securities
As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued utilizing the amortized cost method, which approximates market value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter assuming a constant accretion of any dis-count or amortization of any premium from its face value at a constant rate un-til maturity.

Mutual fund shares held in a fund are valued at the net asset value.

B. Repurchase Agreements
Each Fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held in a segregated account by the custodian on the Fund's behalf. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. Each Fund monitors the adequacy of the collat-eral daily and will require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

C. Securities Lending
In order to generate income and to offset expenses, the Funds, except Select 100% Treasury Fund, may lend portfolio securities to brokers, dealers and other financial organizations. The Funds' investment adviser will monitor the credit-worthiness of such borrowers. Loans of securities may not exceed 33 1/3% of a Fund's total assets and will be collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities, includ-ing accrued interest. The Fund monitors the adequacy of the collateral daily and will require the borrower to provide additional collateral in the event the value of the collateral falls below 100% of the market value of the securities on loan. While such securities are on loan, the borrower will pay a Fund any income accruing thereon, and the Fund may invest any cash collateral received in portfolio securities, thereby increasing its return. A Fund will have the right to call any such loan and obtain the securities loaned at any time on five days' notice. Any gain or loss in the market price of the loaned securi-ties, which occurs during the term of the loan, would affect a Fund and its in-vestors. A Fund may pay fees in connection with such loans.

D. Security Transactions and Investment Income
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

E. Federal Taxes
The Funds have qualified and intend to continue to qualify as regulated invest-ment companies under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Funds will not incur any federal income tax liability since they are expected to distribute all of their net investment company taxable in-come, net tax-exempt income and net capital gains, if any, to their sharehold-ers. The Funds also intend to avoid any excise tax liability by making the re-quired distributions under the Code. Accordingly, no provision for federal taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

F. Distributions
Distributions from net investment income for the Funds are declared daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accor-dance with income tax regulations, which may differ from generally accepted ac-counting principles. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets.

G. Class Allocations
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the rela-tive net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for the Class IS shares.

H. Organization Expenses
For each Fund, other than Select U.S. Government Fund and Select 100% Treasury Fund, organization expenses are amortized to operations over a five-year period on a straight-line basis. In the event any of the initial shares of the Funds are redeemed by any holder during the five-year amortization period, redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption. Expenses relating to the organization of Select U.S. Government Fund and Select 100% Treasury Fund were reflected in the Funds' operating results for the Funds' initial fis-cal year.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER AFFILIATED TRANSACTIONS

First Union National Bank ("FUNB"), a subsidiary of First Union, serves as the investment advisor to the Funds and is paid an advisory fee that is computed daily and paid monthly based on a percentage of each Fund's average daily net assets.

                                                                       Annual
                                                                    Advisory Fee
                                                                    ------------
        Select Money Market Fund...................................    0.11%
        Select Municipal Fund......................................    0.11%
        Select Treasury Fund.......................................    0.11%
        Select U.S. Government Fund................................    0.12%
        Select 100% Treasury Fund..................................    0.21%

Prior to January 3, 2000, the advisory fees that were computed daily and paid monthly based on a percentage of each Fund's average daily net assets were as follows:

                                                                       Annual
                                                                    Advisory Fee
                                                                    ------------
        Select Money Market Fund...................................    0.15%
        Select Municipal Fund......................................    0.15%
        Select Treasury Fund.......................................    0.15%
        Select U.S. Government Fund................................    0.12%
        Select 100% Treasury Fund..................................    0.25%

During the year ended February 29, 2000, the amount of investment advisory fees waived or expenses reimbursed by the investment advisor and the impact on each Fund's expense ratio represented as a percentage of its average net assets were as follows:

                                                 Fees     Expenses  % of Average
                                                Waived   Reimbursed  Net Assets
                                           -------------------------------------
        Select Treasury Fund................. $  311,339  $     0      0.01%
        Select U.S. Government Fund..........     42,020   21,583      0.18%
        Select 100% Treasury Fund............  1,151,773        0      0.21%

Evergreen Investment Services ("EIS"), an indirect, wholly-owned subsidiary of FUNB, is the administrator to the Funds. As administrator, EIS provides the Funds with facilities, equipment and personnel.

For its services, the Funds pay the administrator and sub-administrator a com-bined fee at the annual rate of 0.06% of each Fund's average daily net assets. Prior to January 3, 2000, the administrator and sub-administrator for each Fund, except Select U.S. Government Fund were entitled to an annual fee based on the combined average daily net assets of all the funds administered by EIS for which First Union or its investment advisory subsidiaries are also the in-vestment advisors. The administration fee was calculated by applying percentage rates, which started at 0.05% and declined to 0.01% per annum as net assets in-creased, to the average daily net assets of the each Fund. The sub-administra-tion fee was calculated by applying percentage rates, which started at 0.01% and declined to 0.004% per annum as net assets increased, to the average daily net assets of the each Fund.

During the year ended February 29, 2000, the Funds paid or accrued to EIS the following amounts for administrative and sub-administrative services:

                                               Administration Sub-administration
                                                    Fee              Fee
                                               ---------------------------------
        Select Money Market Fund..............   $1,476,277        $201,311
        Select Municipal Fund.................      266,099          54,236
        Select Treasury Fund..................      853,944         145,893
        Select U.S. Government Fund...........       21,010               0
        Select 100% Treasury Fund.............      133,947          28,884

Evergreen Service Company ("ESC"), an indirect, wholly-owned subsidiary of FUNB, is the transfer and dividend disbursing agent for the Funds.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS, serves as principal underwriter to the Funds.

Each Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for its Class IS shares. Distribution plans permit a Fund to compensate its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by the Fund through "Distribution Plan expenses". Under the Distribution Plans, Class IS incurs distribution fees equal to 0.25% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and paid at least quarterly.

Each of the Distribution Plans may be terminated at any time by vote of the In-dependent Trustees or by vote of a majority of the outstanding voting shares of the respective class.

5. ACQUISITIONS

On July 27, 1999, the Money Market Fund acquired substantially all the assets and assumed certain liabilities of CoreFund Liquidity Fund, a common trust fund managed by FUNB, in a tax-free exchange of Class I shares. The value of the net assets acquired, valued at $1.00 per share, was $227,071,680 and immediately following the conversion the combined net assets of Money Market Fund amounted to $6,050,907,098.

On July 27, 1998, the Funds noted below acquired substantially all the assets, and assumed certain liabilities, of the following open-end management invest-ment companies registered under the 1940 Act, through a tax-free exchange of shares. The acquired net assets, valued at $1.00 per share, classes of shares exchanged and combined net assets of the acquiring fund immediately after the acquisition were as follows:

                                                           Value of Net   Class of Shares Net Assets after
     Acquiring Fund                Acquired Fund          Assets Acquired    Exchanged      Acquisition
----------------------------------------------------------------------------------------------------------
Select Money Market Fund  CoreFund Elite Cash Reserve      $657,769,349   Class I and IS   $3,259,642,735
Select Municipal Fund     CoreFund Elite Tax Free Reserve   189,948,627   Class I and IS      732,088,341
Select Treasury Fund      CoreFund Elite Treasury Reserve   117,332,798   Class I and IS    2,907,379,461

6. CAPITAL SHARE TRANSACTIONS

The Funds have an unlimited number of shares of beneficial interest with $0.001 par value authorized. Shares of beneficial interest of the Funds are currently divided into Class I and Class IS. Transactions in shares (valued at $1.00 per share) of the Funds were as follows:

Select Money Market Fund

                                                  Year Ended February 28,
                                               -------------------------------
                                                  2000 (a)           1999
-------------------------------------------------------------------------------
Class I Shares
Shares sold..................................   23,080,631,747   9,521,437,669
Shares issued in reinvestment of
 distributions...............................       45,506,484      13,413,769
Shares redeemed..............................  (22,358,544,320) (8,390,782,294)
Shares issued in connection with the
 acquisition of CoreFund Elite Cash Reserve..                0     657,746,423
CoreFund Liquidity Fund......................      227,071,680               0
-------------------------------------------------------------------------------
Net increase.................................      994,665,591   1,801,815,567
-------------------------------------------------------------------------------
Class IS Shares
Shares sold..................................    9,488,807,358   7,451,894,027
Shares issued in reinvestment of
 distributions...............................       52,716,145      42,133,319
Shares redeemed..............................   (9,084,449,976) (6,466,677,330)
Shares issued in connection with the
 acquisition of CoreFund Elite Cash Reserve..                0          28,779
-------------------------------------------------------------------------------
Net increase.................................      457,073,527   1,027,378,795
-------------------------------------------------------------------------------

Select Municipal Fund

                                                  Year Ended February 28,
                                               ------------------------------
                                                  2000 (a)          1999
------------------------------------------------------------------------------
Class I Shares
Shares sold...................................  1,648,538,025   2,038,312,243
Shares issued in reinvestment of
 distributions................................      1,426,361         731,373
Shares redeemed............................... (1,570,013,103) (1,813,875,532)
Shares issued in connection with the
 acquisition of CoreFund Elite Tax Free
 Reserve......................................              0     189,965,707
------------------------------------------------------------------------------
Net increase..................................     79,951,283     415,133,791
------------------------------------------------------------------------------
Class IS Shares
Shares sold...................................    481,661,684     431,276,415
Shares issued in reinvestment of
 distributions................................      2,610,095       1,274,235
Shares redeemed...............................   (499,219,567)   (350,351,390)
Shares issued in connection with the
 acquisition of CoreFund Elite Tax Free
 Reserve......................................              0           1,789
------------------------------------------------------------------------------
Net increase/(decrease).......................    (14,947,788)     82,201,049
------------------------------------------------------------------------------

Select Treasury Fund

                                                  Year Ended February 28,
                                               ------------------------------
                                                  2000 (a)          1999
------------------------------------------------------------------------------
Class I Shares
Shares sold...................................  6,846,889,805   6,034,259,691
Shares issued in reinvestment of
 distributions................................      1,746,438       1,893,286
Shares redeemed............................... (7,224,190,116) (5,236,345,065)
Shares issued in connection with the
 acquisition of CoreFund Elite Treasury
 Reserve......................................              0       5,032,720
------------------------------------------------------------------------------
Net increase/(decrease).......................   (375,553,873)    804,840,632
------------------------------------------------------------------------------
Class IS Shares
Shares sold...................................  6,422,678,694   5,500,302,900
Shares issued in reinvestment of
 distributions................................      7,789,095       8,108,739
Shares redeemed............................... (6,395,360,778) (5,153,932,210)
Shares issued in connection with the
 acquisition of CoreFund Elite Treasury
 Reserve......................................              0     112,303,677
------------------------------------------------------------------------------
Net increase..................................     35,107,011     466,783,106
------------------------------------------------------------------------------

Select U.S. Government Fund

                                                                Year Ended
                                                           February 29, 2000 (b)
--------------------------------------------------------------------------------
Class I Shares
Shares sold...............................................      219,746,985
Shares issued in reinvestment of distributions............        1,066,129
Shares redeemed...........................................      (82,656,382)
--------------------------------------------------------------------------------
Net increase/.............................................      138,156,732
--------------------------------------------------------------------------------
Class IS Shares
Shares sold...............................................            7,611
Shares issued in reinvestment of distributions............                0
Shares redeemed...........................................                0
--------------------------------------------------------------------------------
Net increase..............................................            7,611
--------------------------------------------------------------------------------

Select 100% Treasury Fund

                                                  Year Ended February 28,
                                               ------------------------------
                                                  2000 (a)          1999
------------------------------------------------------------------------------
Class I Shares
Shares sold...................................  1,095,298,656   1,309,604,631
Shares issued in reinvestment of
 distributions................................        897,571          23,432
Shares redeemed............................... (1,289,242,604) (1,008,655,646)
------------------------------------------------------------------------------
Net increase/(decrease).......................   (193,046,377)    300,972,417
------------------------------------------------------------------------------
Class IS Shares
Shares sold...................................    679,918,651     374,076,169
Shares issued in reinvestment of
 distributions................................        313,124          42,484
Shares redeemed...............................   (600,196,028)   (281,199,899)
------------------------------------------------------------------------------
Net increase..................................     80,035,747      92,918,754
------------------------------------------------------------------------------

(a)  Year ended February 29.
(b) For the period from October 1, 1999 (commencement of class operations) to February 29, 2000.

7. SECURITIES TRANSACTIONS

The Select Treasury Fund loaned securities during the year ended February 29, 2000 to certain brokers who paid the Fund a negotiated lenders' fee. These fees are included in interest income. At February 29, 2000, the value of securities on loan and the value of collateral (including accrued interest) amounted to $195,284,148 and $197,974,902, respectively. During the year ended February 29, 2000, the Treasury Fund earned $546,146 in income from securities lending.

On February 29, 2000, the cost of investments for federal income tax purposes of each Fund was the same as for financial reporting purposes.

As of February 29, 2000, the Funds had capital loss carryovers for federal in-come tax purposes as follows:

                                                   Expiration
                                 -----------------------------------------------
                                  Total   2004  2005    2006     2007     2008
                               -------------------------------------------------
        Select Money Market
         Fund................... $610,795 $  0 $5,662 $134,609 $238,898 $231,626
        Select Treasury Fund....    2,456  384      0    2,072        0        0
        Select U.S. Government
         Fund...................      480    0      0        0      196      284
        Select 100% Treasury
         Fund...................   57,262    0      0        0        0   57,262

In addition to the capital loss carryovers, losses incurred after October 31, within a Fund's fiscal year, are deemed to arise on the first business day of the Fund's following fiscal year. For the year ended February 29, 2000, the Se-lect Money Market Fund and Select 100% Treasury Fund incurred and elected to defer post- October losses of $76,133 and $62,314, respectively.

8. EXPENSE REDUCTIONS

The Funds have entered into expense offset arrangements with ESC and their cus-todian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund's related expenses. The assets deposited with ESC and the custodian under these expense offset arrangements could have been invested in income-producing assets. The amount of expense reductions re-ceived by each Fund and the impact of the total expense reductions on each Fund's expense ratio represented as a percentage of its average net assets were as follows:

                                                          Expense   % of Average
                                                         Reductions  Net Assets
                                                         -----------------------
        Select Money Market Fund........................  $251,968     0.00%
        Select Municipal Fund...........................    64,541     0.01%
        Select Treasury Fund............................   233,474     0.01%
        Select U.S. Government Fund.....................     1,108     0.00%
        Select 100% Treasury Fund.......................    23,358     0.00%

9. DEFERRED TRUSTEES' FEES

Each Independent Trustee of each Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in each Fund's Trustees' fees and expenses. Trustees will be paid either in one lump sum or in quarterly in-stallments for up to ten years at their election.

10. FINANCING AGREEMENTS

Certain of the Evergreen Funds, State Street Bank and Trust Company ("State Street") and The Bank of New York ("BONY") entered into an amended financing agreement on December 22, 1998. Under this agreement, State Street and BONY provided an unsecured credit facility in the aggregate amount of $150 million ($125 million committed and $25 million uncommitted). The credit facility was allocated, under the terms of the financing agreement between State Street and BONY. The credit facility was accessed by the Funds for temporary or emergency purposes only and was subject to each Fund's borrowing restrictions. Borrowings under this facility bore interest at 0.50% per annum above the Federal Funds rate. A commitment fee of 0.065% per annum was incurred on the unused portion of the committed facility, which was allocated to all funds. State Street served as administrative agent and was entitled to a fee of $20,000 per annum which was allocated to all of the funds. This agreement was terminated on July 27, 1999.

On July 27, 1999, certain of the Evergreen Funds and a group of banks (the "Lenders") entered into a credit agreement. Under this agreement, the Lenders provide an unsecured revolving credit commitment in the aggregate amount of $1.050 billion. The credit facility is allocated, under the terms of the fi-nancing agreement, among the Lenders. The credit facility is accessed by the Funds for temporary or emergency purposes to fund the redemption of their shares or for general working capital purposes as permitted by each Fund's bor-rowing restrictions. Borrowings under this facility bear interest at 0.75% per annum above the Federal Funds rate (1.50% per annum above the Federal Funds rate during the period from and including December 1, 1999 through and includ-ing January 31, 2000). A commitment fee of 0.10% per annum is incurred on the average daily unused portion of the revolving credit commitment. The commitment fee is allocated to all funds. For its assistance in arranging this financing agreement, First Union Capital Markets Corp. was paid a one-time arrangement fee of $250,000. State Street serves as paying agent for the funds and as pay-ing agent is entitled to a fee of $20,000 per annum which is allocated to all the funds.

During the year ended February 29, 2000, the Funds had no borrowings under these agreements.

11. CHANGE IN INDEPENDENT AUDITORS (unaudited)

Based on the recommendation of the Audit Committee of the Funds, the Board of Trustees has determined not to retain PricewaterhouseCoopers LLP as independent auditors for the Funds and voted to appoint KPMG LLP for the Funds' fiscal year ended February 29, 2000. During the two previous fiscal years, PricewaterhouseCoopers LLP audit reports contained no adverse opinion or dis-claimer of opinion; nor were its reports qualified or modified as to uncertain-ty, audit scope or accounting principle. Further, in connection with its audits for the two most recent fiscal years and through June 18, 1999, there were no disagreements between the Funds and PricewaterhouseCoopers LLP on any matter or accounting principles or practices, financial statement disclosure or auditing scope or procedure, which if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused it to make reference to the disa-greements in its report on the financial statements for such years.

                          Independent Auditors' Report

The Board of Trustees and Shareholders
Evergreen Select Money Market Trust

We have audited the accompanying statements of assets and liabilities, includ-ing the schedules of investments of the Evergreen Select Money Market Fund, Ev-ergreen Select Municipal Money Market Fund, Evergreen Select Treasury Money Market Fund, and Evergreen Select 100% Treasury Money Market Fund, portfolios of the Evergreen Select Money Market Trust, as of February 29, 2000, the re-lated statements of operations, statements of changes in net assets and finan-cial highlights for the year then ended. We also audited the accompanying statements of assets and liabilities, including the schedule of investments, of the Evergreen Select U.S. Government Money Market Fund, also a portfolio of the Evergreen Select Money Market Trust, as of February 29, 2000 and the related statements of operations, changes in net assets and financial highlights for the period from October 1, 1999 (commencement of operations) to February 29, 2000. These financial statements and financial highlights are the responsibil-ity of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. For the Evergreen Select Money Market Fund, Evergreen Select Municipal Money Market Fund, Evergreen Select Treasury Money Market Fund, and Evergreen Select 100% Treasury Money Market Fund the statements of changes in net assets for the year ended February 28, 1999 and the financial highlights for the years or periods in the three year period then ended were audited by other auditors, whose re-port dated April 12, 1999 expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial high-lights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of Feb-ruary 29, 2000 by correspondence with the custodian. An audit also includes as-sessing the accounting principles used and significant estimates made by man-agement, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios of the Evergreen Select Money Market Trust as of February 29, 2000, the results of their operations, changes in their net assets and finan-cial highlights for each of the years or periods described above in conformity with generally accepted accounting principles.

                                                                     /s/KPMG LLP

Boston, Massachusetts
April 7, 2000

                       Additional Information (unaudited)

FEDERAL STATUS OF DIVIDENDS

100% of the dividends distributed by the Select Municipal Money Market Fund for the year ended February 29, 2000 are exempt from federal income tax, other than alternative minimum tax.

                            Evergreen Select Funds*

Money Market
Money Market Fund
Treasury Money Market Fund
100% Treasury Money Market Fund
Municipal Money Market Fund
U.S. Government Money Market Fund

Municipal Fixed
Income
Intermediate Term Municipal Bond Fund

Taxable Fixed
Income
International Bond Fund
Total Return Bond Fund
Income Plus Fund
Core Bond Fund
Fixed Income Fund
Adjustable Rate Fund
Limited Duration Fund


Growth and Income/
Balanced
Equity Income Fund
Balanced Fund

Growth
Special Equity Fund
Small Cap Growth Fund
Small Company Value Fund
Secular Growth Fund
Strategic Growth Fund
Core Equity Fund
Equity Index Fund
Large Cap Blend Fund
Strategic Value Fund
Diversified Value Fund
Social Principles

* Minimum investment in an Evergreen Select Fund is $1,000,000.

78137                                                            540713   4/2000

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